BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS SMALL CAP VALUE FUND II
PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—97.1%
Basic Industries—7.3%
Ferro Corp.*(a)	99,894	$1,352,565
Graphic Packaging Holding Co.(a)	689,150	8,958,950
Innophos Holdings, Inc.	75,992	2,020,627
Orion Engineered Carbons SA	138,363	2,432,422
Owens-Illinois, Inc.(a)	204,537	3,272,592
PQ Group Holdings, Inc.*	239,161	3,623,289
Schweitzer-Mauduit International, Inc.(a)	134,591	4,211,352
SunCoke Energy, Inc.*(a)	522,936	3,838,350
Valvoline, Inc.(a)	434,991	7,590,593
		37,300,740
Capital Goods—9.4%
Aegion Corp.*(a)	119,676	1,723,334
BMC Stock Holdings, Inc.*(a)	143,037	2,865,031
Continental Building Products, Inc.*	76,350	1,742,307
Ferroglobe PLC	209,739	310,414
Ferroglobe Representation & Warranty Insurance*‡	276,005	0
Foundation Building Materials, Inc.*	112,267	1,703,090
Granite Construction, Inc.(a)	42,824	1,721,097
LCI Industries(a)	77,234	6,400,382
Minerals Technologies, Inc.	80,637	4,191,511
NN, Inc.(a)	116,958	906,425
Orion Group Holdings, Inc.*	262,088	647,357
Timken Co., (The)	81,210	3,574,052
Trinseo SA	72,865	2,684,347
Tutor Perini Corp.*(a)	150,689	2,191,018
WESCO International, Inc.*(a)	194,609	9,113,539
World Fuel Services Corp.	281,445	8,201,307
		47,975,211
Communications—0.6%
AMC Networks, Inc. Class A*(a)	54,079	2,853,749
Consumer Durables—1.8%
frontdoor, Inc.*(a)	79,773	3,207,672
La-Z-Boy, Inc.(a)	47,974	1,544,283
Standard Motor Products, Inc.	36,914	1,564,415
Strattec Security Corp.	17,795	438,469
Tower International, Inc.	131,850	2,298,146
		9,052,985
Consumer Non-Durables—4.4%
Energizer Holdings, Inc.(a)	173,595	7,103,507
Fresh Del Monte Produce, Inc.(a)	89,586	2,241,442
Skechers U.S.A., Inc. Class A*(a)	214,687	5,996,208
Steven Madden Ltd.(a)	140,513	4,251,923
Universal Corp.	57,297	3,238,427
		22,831,507

Consumer Services—11.6%
ABM Industries, Inc.(a)	121,238	4,394,878
ACCO Brands Corp.(a)	318,657	2,342,129
ASGN, Inc.*	71,985	3,651,799
CBIZ, Inc.*	120,438	2,384,672
Civeo Corp.*	430,135	584,984
Ennis, Inc.(a)	48,025	889,423
Entercom Communications Corp. Class A(a)	276,894	1,603,216
FTI Consulting, Inc.*	75,421	6,329,330
Group 1 Automotive, Inc.	23,091	1,666,939
Huron Consulting Group, Inc.*	36,012	1,772,871
ICF International, Inc.	62,573	4,560,946
Lithia Motors, Inc. Class A(a)	102,996	11,756,993
MAXIMUS, Inc.	43,871	3,125,809
Navigant Consulting, Inc.(a)	130,678	2,874,916
PRA Group, Inc.*(a)	82,928	2,289,642
Tetra Tech, Inc.(a)	97,032	6,551,601
TravelCenters of America LLC*(a)	175,084	621,548
Viad Corp.	32,909	2,068,002
		59,469,698
Energy—3.9%
Apergy Corp.*(a)	79,130	2,453,821
Cactus, Inc., Class A*(a)	95,988	3,124,409
Enerplus Corp.	473,986	3,450,618
Extraction Oil & Gas, Inc.*(a)	250,925	850,636
Forum Energy Technologies, Inc.*(a)	216,947	828,738
Jagged Peak Energy, Inc.*(a)	131,701	1,093,118
Key Energy Services, Inc.*(a)	115,533	196,406
Kosmos Energy Ltd.(a)	568,655	3,502,915
Nine Energy Service, Inc.*	139,245	2,353,241
ProPetro Holding Corp.*	110,469	2,145,308
		19,999,210
Finance—33.5%
AIR LEASE Corp.(a)	288,441	10,383,876
AMERISAFE, Inc.	41,532	2,474,061
Ares Commercial Real Estate Corp.	107,891	1,583,840
Arlington Asset Investment Corp., Class A	181,953	1,217,266
Assured Guaranty Ltd.	274,118	11,203,203
Axis Capital Holdings Ltd.	35,912	2,139,637
BankUnited, Inc.	146,808	4,768,324
Boston Private Financial Holdings, Inc.	223,330	2,289,133
Cadence BanCorp(a)	204,352	3,780,512
CenterState Banks, Inc.	122,913	2,690,566
Columbia Banking System, Inc.(a)	48,009	1,601,100
Essent Group Ltd.*	176,912	8,306,018
Evercore, Inc., Class A	31,882	2,462,247
Federal Agricultural Mortgage Corp., Class C	50,658	3,466,527
First Citizens BancShares Inc., Class A	6,108	2,565,971
First Hawaiian, Inc.	287,016	7,143,828
First Merchants Corp.	82,473	2,742,227
First Midwest Bancorp Inc.(a)	101,356	1,975,428
FirstCash, Inc.	16,650	1,577,088
Flushing Financial Corp.	60,261	1,267,289
Gladstone Capital Corp.(a)	34,515	310,635

Global Indemnity Ltd. Class A	31,646	939,886
Greenhill & Co, Inc.	65,355	978,364
Hanmi Financial Corp.(a)	123,986	2,556,591
Hanover Insurance Group Inc., (The)	29,553	3,610,195
Heritage Financial Corp.(a)	77,564	2,179,548
Hope Bancorp, Inc.(a)	124,090	1,597,038
James River Group Holdings Ltd.	93,402	4,165,729
Luther Burbank Corp.	198,611	1,976,179
Merchants Bancorp(a)	87,535	1,593,137
National General Holdings Corp.	295,843	6,721,553
Navient Corp.(a)	625,404	8,155,268
Nelnet, Inc., Class A(a)	92,274	5,467,235
NMI Holdings, Inc. Class A*	132,485	3,611,541
Peapack Gladstone Financial Corp.	96,794	2,617,310
PennyMac Financial Services, Inc.	164,261	3,483,976
Preferred Bank(a)	48,731	2,132,956
ProAssurance Corp.(a)	76,389	2,866,115
Radian Group, Inc.	180,494	4,052,090
RBB Bancorp	67,672	1,252,609
Silvercrest Asset Management Group, Inc. Class A	254,506	3,397,655
SLM Corp.	1,206,890	11,477,524
South State Corp.(a)	13,774	907,569
State Auto Financial Corp.	50,500	1,726,595
Synovus Financial Corp.	47,255	1,510,270
Umpqua Holdings Corp.	88,128	1,407,404
Walker & Dunlop, Inc.	177,598	8,927,852
Washington Federal, Inc.(a)	64,396	2,032,982
White Mountains Insurance Group Ltd.	4,559	4,465,996
		171,759,943
Health Care—3.5%
Chemed Corp.	9,339	3,062,632
ICON PLC*	28,798	4,076,645
LHC Group, Inc.*(a)	38,826	4,398,209
Patterson Cos., Inc.(a)	83,302	1,751,008
Syneos Health, Inc.*(a)	118,027	4,866,253
		18,154,747
Real Estate Investment Trusts—8.0%
Blackstone Mortgage Trust, Inc. Class A(a)	187,246	6,602,294
Chatham Lodging Trust	118,594	2,258,030
Colony Capital, Inc.	295,486	1,533,572
Cousins Properties, Inc.	188,705	1,707,780
Front Yard Residential Corp.	58,187	665,659
Gladstone Commercial Corp.(a)	40,609	855,632
MFA Financial, Inc.	647,472	4,558,203
Redwood Trust, Inc.(a)	198,765	3,166,327
Retail Properties of America, Inc., Class A	212,505	2,526,684
Spirit Realty Capital, Inc.	40,899	1,744,751
Starwood Property Trust, Inc.	179,701	3,962,407
Two Harbors Investment Corp.(a)	939,766	11,483,941
		41,065,280

Technology—12.3%
Bel Fuse, Inc., Class B(a)	128,294	2,216,920
Belden, Inc.(a)	91,752	4,697,702
Brooks Automation, Inc.(a)	189,242	6,716,199
Ciena Corp.*(a)	215,926	7,544,455
EnerSys	72,748	4,090,620
EVERTEC, Inc.	94,662	2,713,013
Insight Enterprises, Inc.*(a)	72,500	3,732,300
NCR Corp.*(a)	145,185	4,442,661
PC Connection, Inc.(a)	29,310	930,299
Science Applications International Corp.	51,691	3,966,767
SMART Global Holdings, Inc.*(a)	107,214	1,825,855
Sykes Enterprises, Inc.*(a)	158,806	3,932,037
SYNNEX Corp.(a)	79,568	6,899,341
TTEC Holdings, Inc.	157,452	6,247,695
Versum Materials, Inc.	58,455	3,001,664
		62,957,528
Transportation—0.5%
Spirit Airlines, Inc.*(a)	55,262	2,546,473
Utilities—0.3%
Pure Cycle Corp.*	184,605	1,738,979
TOTAL COMMON STOCKS
(Cost $443,587,247)		497,706,050

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—33.1%
Mount Vernon Liquid Assets Portfolio, LLC, 2.54%(b)	170,021,585	170,021,585
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $170,021,585)		170,021,585
SHORT-TERM INVESTMENTS—2.1%
Fidelity Investments Money Market Funds - Government Portfolio, Class I, 2.27%(b)	10,966,837	10,966,837
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,966,837)		10,966,837
TOTAL INVESTMENTS—132.3%
(Cost $624,575,669)		678,694,472
LIABILITIES IN EXCESS OF OTHER ASSETS—(32.3)%		(165,792,198)
NET ASSETS—100.0%		$512,902,274

PLC	Public Limited Company
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2019, the market value of securities on loan was $162,404,587.
(b)	Seven-day yield as of May 31, 2019.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. as of May 31, 2019, these securities amounted to $0 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS SMALL CAP VALUE FUND II
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Small Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's investments carried at fair value:

A summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2019 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Basic Industries	$37,300,740	$37,300,740	$-	$-		$-
Capital Goods	47,975,211	47,975,211	-	-	**	-
Communications	2,853,749	2,853,749	-	-		-
Consumer Durables	9,052,985	9,052,985	-	-		-
Consumer Non-Durables	22,831,507	22,831,507	-	-		-
Consumer Services	59,469,698	59,469,698	-	-		-
Energy	19,999,210	19,999,210	-	-		-
Finance	171,759,943	171,759,943	-	-		-
Health Care	18,154,747	18,154,747	-	-		-
Real Estate Investment Trusts	41,065,280	41,065,280	-	-		-
Technology	62,957,528	62,957,528	-	-		-
Transportation	2,546,473	2,546,473	-	-		-
Utilities	1,738,979	1,738,979	-	-		-
Investments Purchased with Proceeds from Securities Lending Collateral	170,021,585	-	-	-		170,021,585
Short-Term Investments	10,966,837	10,966,837	-	-		-
Total Assets***	$678,694,472	$508,672,887	$-	$-	**	$170,021,585

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy to the amounts presented in the Portfolio of Investments

** Value equals zero as of the end of the reporting period.
*** Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

As of May 31, 2019, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS ALL-CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—96.9%
Basic Industries—2.9%
Avery Dennison Corp.	57,542	$5,987,820
DowDuPont, Inc.(a)	514,231	15,694,330
FMC Corp.	117,228	8,610,397
Graphic Packaging Holding Co.(a)	1,206,506	15,684,578
Mosaic Co., (The)(a)	418,191	8,978,561
		54,955,686
Capital Goods—6.6%
AMETEK, Inc.	77,935	6,382,097
Caterpillar, Inc.	77,086	9,235,674
Cemex SAB de CV - SP ADR*(a)	1,048,116	4,318,238
CRH PLC - SP ADR(a)	294,973	9,247,404
Cummins, Inc.	36,103	5,442,888
Dover Corp.(a)	146,165	13,068,613
General Dynamics Corp.	75,944	12,213,314
Masco Corp.	158,479	5,534,087
Owens Corning(a)	157,800	7,648,566
PACCAR, Inc.(a)	148,065	9,745,638
Spirit AeroSystems Holdings, Inc. Class A	69,097	5,599,621
Trinseo SA	102,929	3,791,904
United Technologies Corp.	112,025	14,148,758
WESCO International, Inc.*(a)	188,509	8,827,876
World Fuel Services Corp.(a)	281,739	8,209,874
		123,414,552
Communications—0.6%
Comcast Corp., Class A	252,972	10,371,852
Consumer Durables—1.7%
Fiat Chrysler Automobiles NV (a)	272,235	3,435,606
Lear Corp.	72,051	8,576,230
Sony Corp. - SP ADR	431,857	20,729,136
		32,740,972
Consumer Non-Durables—3.1%
Altria Group, Inc.	176,509	8,659,532
Ambev SA - ADR(a)	1,905,916	8,519,444
British American Tobacco PLC - SP ADR (a)	270,221	9,368,562
PepsiCo, Inc.	241,771	30,946,688
		57,494,226
Consumer Services—7.9%
Dick's Sporting Goods, Inc.(a)	293,987	10,145,491
Dollar Tree, Inc.*(a)	75,000	7,619,250
eBay, Inc.	460,374	16,541,238
Foot Locker, Inc.(a)	99,019	3,896,398
Fox Corp., Class A	514,111	18,112,131
Huron Consulting Group, Inc.*	110,667	5,448,137
Interpublic Group of Cos., Inc., (The)(a)	685,101	14,537,843

KAR Auction Services, Inc.(a)	104,119	5,853,570
Las Vegas Sands Corp.	103,348	5,684,140
Lowe's Cos., Inc.	152,646	14,238,819
ManpowerGroup, Inc.(a)	104,780	8,960,786
Melco Resorts & Entertainment Ltd. - ADR	293,731	5,669,008
Omnicom Group, Inc.(a)	90,373	6,991,255
Robert Half International, Inc.(a)	101,108	5,425,455
Target Corp.(a)	79,396	6,387,408
Tribune Media Co., Class A	161,703	7,486,849
Wyndham Destinations, Inc.(a)	132,532	5,272,123
		148,269,901
Energy—3.7%
Canadian Natural Resources Ltd.	361,537	9,757,884
Cimarex Energy Co.(a)	231,940	13,264,649
Diamondback Energy, Inc.(a)	142,987	14,021,305
Marathon Oil Corp.	1,131,108	14,874,070
Marathon Petroleum Corp.	90,751	4,173,638
Phillips 66	101,537	8,204,190
Pioneer Natural Resources Co.(a)	38,912	5,523,947
		69,819,683
Finance—29.9%
Aflac, Inc.	462,880	23,745,744
AIR LEASE Corp.(a)	343,950	12,382,200
Alleghany Corp.*	32,068	21,270,704
Allstate Corp., (The)(a)	227,816	21,758,706
American International Group, Inc.(a)	714,651	36,497,227
Aon PLC	58,413	10,518,429
Bank of America Corp.	1,502,541	39,967,591
BB&T Corp.(a)	458,988	21,457,689
Capital One Financial Corp.	182,858	15,702,016
Charles Schwab Corp., (The)	155,846	6,484,752
Chubb Ltd.	201,258	29,397,756
Citigroup, Inc.	562,532	34,961,364
Discover Financial Services	152,474	11,366,937
Fifth Third Bancorp	337,019	8,931,003
Goldman Sachs Group, Inc., (The)	68,875	12,568,999
Huntington Bancshares, Inc.(a)	1,069,326	13,526,974
JPMorgan Chase & Co.	356,774	37,803,773
KeyCorp	1,580,572	25,241,735
Loews Corp.(a)	431,571	22,165,486
MetLife, Inc.(a)	340,203	15,720,781
Prudential Financial, Inc.(a)	181,901	16,804,014
Raymond James Financial, Inc.	134,309	11,091,237
Renaissance Holdings Ltd.	77,923	13,592,888
State Street Corp.	88,370	4,882,442
Synchrony Financial	336,122	11,303,783
TD Ameritrade Holding Corp.(a)	153,957	7,659,361
Torchmark Corp.	69,179	5,915,496
Travelers Cos., Inc., (The)(a)	110,638	16,105,574
Wells Fargo & Co.	549,145	24,365,564
White Mountains Insurance Group Ltd.	20,800	20,375,680
WR Berkley Corp.	118,673	7,381,461
		560,947,366

Health Care—23.0%
Abbott Laboratories	343,335	26,138,094
Alcon, Inc.*	62,323	3,625,952
Allergan PLC	86,172	10,505,229
AmerisourceBergen Corp.(a)	107,730	8,387,858
Anthem, Inc.	85,228	23,691,679
Avantor, Inc.*(a)	493,847	8,642,322
Biogen, Inc.*	43,900	9,626,831
Centene Corp.*	420,433	24,280,006
Cigna Corp.	62,741	9,286,923
Gilead Sciences, Inc.	394,980	24,587,505
GlaxoSmithKline PLC - SP ADR	252,411	9,753,161
Henry Schein, Inc.*(a)	94,340	6,081,156
Jazz Pharmaceuticals PLC*	68,974	8,659,686
Johnson & Johnson	260,446	34,157,493
Laboratory Corp. of America Holdings*	113,790	18,503,392
McKesson Corp.(a)	162,623	19,862,773
Medtronic PLC	362,176	33,530,254
Merck & Co., Inc.	557,473	44,157,436
Novartis AG - SP ADR(a)	311,614	26,686,623
Pfizer, Inc.(a)	841,298	34,930,693
Roche Holding AG - SP ADR	306,597	10,080,909
UnitedHealth Group, Inc.	92,572	22,383,910
Zimmer Biomet Holdings, Inc.	129,451	14,748,352
		432,308,237
Technology—16.4%
Alliance Data Systems Corp.(a)	90,452	12,437,150
Alphabet, Inc., Class A*	13,236	14,645,634
Amdocs Ltd. (a)	103,171	6,130,421
Arrow Electronics, Inc.*	124,754	7,817,086
Belden, Inc.(a)	104,951	5,373,491
Booking Holdings, Inc.*	5,681	9,408,986
Cisco Systems, Inc.	705,352	36,699,465
DXC Technology Co.	289,604	13,767,774
Eaton Corp. PLC (a)	202,447	15,080,277
EnerSys	93,644	5,265,602
Facebook, Inc., Class A*	91,370	16,215,434
Fidelity National Information Services, Inc.(a)	59,470	7,154,241
First Data Corp., Class A*	322,269	8,192,078
Flex Ltd.*	798,060	7,134,656
Fortive Corp.(a)	76,821	5,849,919
Hewlett Packard Enterprise Co.(a)	1,148,864	15,762,414
HP, Inc.	869,948	16,250,629
Jabil, Inc.(a)	429,146	10,552,700
Leidos Holdings, Inc.	94,018	7,082,376
Microsoft Corp.	195,964	24,236,827
Momo, Inc. - SP ADR(a)	235,411	6,490,281
Oracle Corp.(a)	200,593	10,150,006
Qorvo, Inc.*(a)	285,806	17,485,611
Symantec Corp.(a)	512,878	9,606,205
TE Connectivity Ltd. (a)	236,173	19,892,852
		308,682,115

Transportation—0.6%
Delta Air Lines, Inc.	231,670	11,931,005
Utilities—0.5%
Vistra Energy Corp.	400,278	9,430,550
TOTAL COMMON STOCKS
(Cost $1,507,328,647)		1,820,366,145
RIGHTS—0.0%
Technology—0.0%
CVR Banctec Inc. - Escrow Shares*‡	14,327	0
TOTAL RIGHTS
(Cost $0)		0

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—21.1%
Mount Vernon Liquid Assets Portfolio, LLC, 2.54%(b)	397,188,139	397,188,139
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $397,188,139)		397,188,139
SHORT-TERM INVESTMENTS—2.1%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, Institutional Class, 2.27%(b)	39,256,595	39,256,595
TOTAL SHORT-TERM INVESTMENTS
(Cost $39,256,595)		39,256,595
TOTAL INVESTMENTS—120.1%
(Cost $1,943,773,381)		2,256,810,879
LIABILITIES IN EXCESS OF OTHER ASSETS—(20.1)%		(378,064,336)
NET ASSETS—100.0%		$1,878,746,543

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2019, the market value of securities on loan was $382,571,782
(b)	Seven-day yield as of May 31, 2019.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB fund, Inc.’s Board of Directors. as of May 31, 2019, these securities amounted to $0 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS ALL-CAP VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners All-Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's investments carried at fair value:

						INVESTMENTS MEASURED AT NET ASSET
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		VALUE*
Common Stock
Basic Industries	$54,955,686	$54,955,686	$-	$-		$-
Capital Goods	123,414,552	123,414,552	-	-		-
Communications	10,371,852	10,371,852	-	-		-
Consumer Durables	32,740,972	32,740,972	-	-		-
Consumer Non-Durables	57,494,226	57,494,226	-	-		-
Consumer Services	148,269,901	148,269,901	-	-
Energy	69,819,683	69,819,683	-	-		-
Finance	560,947,366	560,947,366	-	-		-
Health Care	432,308,237	432,308,237	-	-		-
Technology	308,682,115	308,682,115	-	-		-
Transportation	11,931,005	11,931,005	-	-		-
Utilities	9,430,550	9,430,550	-	-		-
Rights	-	-	-	-	**	-
Investments Purchased with Proceeds from Securities Lending Collateral	397,188,139	-	-	-		397,188,139
Short-Term Investments	$39,256,595	39,256,595	-	-		-
Total Assets***	$2,256,810,879	$1,859,622,740	$-	$-	**	$397,188,139

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy to the amounts presented in the Portfolio of Investments.

** Value equals zero as of the end of the reporting period.
*** Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

As of May 31, 2019, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
LONG POSITIONS—121.1%
COMMON STOCKS—98.0%
Basic Industries—3.3%
BHP Group Ltd. - SP ADR(a) #	30,755	$1,596,492
Eastman Chemical Co.	12,935	839,740
Freeport-McMoRan, Inc.(a) Ɨ	117,750	1,143,352
LyondellBasell Industries NV, Class A	17,688	1,313,334
Mosaic Co., (The)(a)	71,078	1,526,045
Nutrien Ltd.	24,857	1,211,530
Rio Tinto PLC - SP ADR Ɨ #	29,888	1,731,412
		9,361,905
Capital Goods—7.2%
Acuity Brands, Inc.	8,944	1,106,105
Argan, Inc.(a)	44,980	2,065,931
CECO Environmental Corp.*(a)	161,160	1,426,266
Colfax Corp.*(a)	66,848	1,677,885
DMC Global, Inc.(a)	37,767	2,554,560
Ferroglobe Representation & Warranty Insurance*‡	386,647	0
Fluor Corp. Ɨ #	46,170	1,279,832
Graham Corp.	57,084	1,165,085
Hexcel Corp.	17,560	1,278,192
KBR, Inc. Ɨ	149,463	3,321,068
Quanta Services, Inc.	61,170	2,126,269
Safran SA - ADR Ɨ	70,153	2,301,018
		20,302,211
Communications—5.9%
Charter Communications, Inc., Class A*(a) Ɨ	7,686	2,896,085
Comcast Corp., Class A Ɨ	167,247	6,857,127
Discovery, Inc., Class C*	77,379	1,983,997
Mobile TeleSystems PJSC - SP ADR	168,875	1,320,602
Naspers Ltd.	52,906	2,379,183
Verizon Communications, Inc.	26,234	1,425,818
		16,862,812
Consumer Non-Durables—2.6%
Coca-Cola European Partners PLC(a)	33,932	1,879,833
Huami Corp. - ADR*	84,955	622,720
Nomad Foods Ltd.* Ɨ	62,704	1,330,579
Skechers U.S.A., Inc. Class A*(a)	85,483	2,387,540
USANA Health Sciences, Inc.*(a)	15,427	1,091,923
		7,312,595

Consumer Services—14.3%
Alibaba Group Holding Ltd. - SP ADR*(a)	11,253	1,679,623
Aramark(a)	67,581	2,351,143
ASGN, Inc.*	21,382	1,084,709
Barrett Business Services, Inc. Ɨ	13,782	992,580
CarMax, Inc.*(a)	21,190	1,658,753
Carter's, Inc.(a)	16,342	1,374,526
CDK Global, Inc.(a)	42,293	2,046,981
FleetCor Technologies, Inc.*	6,429	1,660,032
Fox Corp., Class B	93,298	3,238,374
Hackett Group Inc., (The)	62,137	999,784
ICF International, Inc.	16,018	1,167,552
IHS Markit Ltd.*	27,792	1,594,983
International Game Technology PLC (a) Ɨ	128,868	1,675,284
JD.com, Inc. - ADR*	44,367	1,142,894
KAR Auction Services, Inc.(a)	25,566	1,437,320
Korn/Ferry International	24,596	1,059,596
Las Vegas Sands Corp.	30,615	1,683,825
Liquidity Services, Inc.*	67,323	378,355
Perficient, Inc.*	52,260	1,590,272
Points International Ltd.*	72,334	864,391
Stars Group Inc., (The)*	134,135	2,222,020
Tetra Tech, Inc.(a)	24,594	1,660,587
Vectrus, Inc.*	36,614	1,292,108
Vipshop Holdings Ltd. - ADR*	146,701	1,106,126
Walt Disney Co. (The) Ɨ	18,876	2,492,387
Wyndham Destinations, Inc.(a) Ɨ	52,862	2,102,850
		40,557,055
Energy—9.2%
Anadarko Petroleum Corp.	16,746	1,178,416
Archrock, Inc. Ɨ	157,598	1,397,896
Canadian Natural Resources Ltd. Ɨ	83,525	2,254,340
Chevron Corp. Ɨ	44,927	5,114,939
Crescent Point Energy Corp.	239,851	805,899
Dawson Geophysical Co.*(a)	102,305	229,163
Enerplus Corp.	83,686	609,234
EOG Resources, Inc. Ɨ	15,229	1,246,951
Halliburton Co. Ɨ	37,749	803,676
Marathon Oil Corp. Ɨ	121,420	1,596,673
Marathon Petroleum Corp.	19,451	894,552
Mitcham Industries, Inc.*	177,720	641,569
Occidental Petroleum Corp.(a)	21,915	1,090,710
Oceaneering International, Inc.*	47,168	773,555
Phillips 66 Ɨ	19,369	1,565,015
Pioneer Natural Resources Co.(a) Ɨ	8,233	1,168,757
ProPetro Holding Corp.*	53,150	1,032,173
Schlumberger Ltd. Ɨ	23,817	826,212
Solaris Oilfield Infrastructure, Inc. Class A(a)	50,123	713,250
Valero Energy Corp. Ɨ	19,686	1,385,894
Viper Energy Partners LP Ɨ	31,585	884,380
		26,213,254

Finance—13.1%
AerCap Holdings NV* Ɨ	15,814	708,783
AMERCO(a)	4,258	1,567,881
American International Group, Inc.(a)	39,541	2,019,359
Arthur J Gallagher & Co.	20,464	1,723,069
Banco Macro SA - ADR(a)	25,621	1,277,976
Bank of America Corp. Ɨ	114,509	3,045,939
Berkshire Hathaway, Inc., Class B* Ɨ #	22,469	4,435,830
Citigroup, Inc. Ɨ	84,605	5,258,201
Discover Financial Services Ɨ	32,299	2,407,890
E*TRADE Financial Corp.	38,427	1,721,530
FedNat Holding Co.(a)	91,676	1,239,460
Fortress Transportation & Infrastructure Investors LLC	59,843	920,385
Jefferies Financial Group, Inc.(a) Ɨ	72,451	1,280,209
Loews Corp.(a)	35,170	1,806,331
Morgan Stanley Ɨ	70,592	2,872,389
Stifel Financial Corp.(a) Ɨ	57,183	3,066,724
Umpqua Holdings Corp. Ɨ	114,557	1,829,475
		37,181,431
Health Care—11.8%
Akebia Therapeutics, Inc.*(a)	175,071	779,066
Alcon, Inc.*	6,084	353,967
Anthem, Inc. Ɨ	8,534	2,372,281
Cigna Corp. Ɨ	13,967	2,067,395
CVS Health Corp.(a) Ɨ	54,225	2,839,763
DaVita, Inc.*	32,018	1,390,222
Exelixis, Inc.*(a) Ɨ	104,322	2,043,668
Hanger, Inc.*	90,642	1,691,380
HCA Healthcare, Inc. Ɨ	20,963	2,535,685
Jazz Pharmaceuticals PLC*	14,631	1,836,922
Johnson & Johnson Ɨ	30,708	4,027,354
Kala Pharmaceuticals, Inc.*	85,506	472,848
Laboratory Corp. of America Holdings* Ɨ	17,926	2,914,947
Medtronic PLC Ɨ	26,123	2,418,467
Novartis AG - SP ADR(a) Ɨ	27,487	2,353,987
Syneos Health, Inc.*(a)	26,761	1,103,356
UnitedHealth Group, Inc. Ɨ	10,032	2,425,738
		33,627,046
Real Estate Investment Trusts—3.8%
CorePoint Lodging, Inc.	182,798	2,215,512
Industrial Logistics Properties Trust	96,951	1,828,496
Medical Properties Trust, Inc.(a)	65,524	1,165,017
Newmark Group, Inc., Class A	174,857	1,395,359
Piedmont Office Realty Trust, Inc., Class A(a)	96,972	1,971,441
Wheeler Real Estate Investment Trust, Inc.*(a)	210,791	352,021
Xenia Hotels & Resorts, Inc.(a)	84,593	1,768,839
		10,696,685

Technology—22.9%
Akamai Technologies, Inc.*(a)	19,681	1,483,160
Baidu, Inc. - SP ADR* Ɨ	19,731	2,170,410
Booking Holdings, Inc.*	1,429	2,366,738
CACI International, Inc., Class A*(a)	13,691	2,786,392
Capgemini SE - ADR(a)	75,438	1,685,285
CDW Corp.	19,915	1,960,433
Citrix Systems, Inc.(a)	14,152	1,331,986
Cognizant Technology Solutions Corp., Class A Ɨ	31,944	1,978,292
Coherent, Inc.*(a)	14,584	1,604,678
Dolby Laboratories, Inc. Class A Ɨ	26,627	1,650,075
EchoStar Corp., Class A*	51,419	2,199,705
Euronet Worldwide, Inc.*(a)	14,933	2,315,212
EVERTEC, Inc. Ɨ	74,922	2,147,265
Fabrinet*	25,506	1,087,576
Facebook, Inc., Class A*	30,607	5,431,824
Fidelity National Information Services, Inc.(a)	17,497	2,104,889
First Data Corp., Class A* Ɨ	92,452	2,350,130
Flex Ltd.* Ɨ	78,102	698,232
Hollysys Automation Technologies, Ltd.	129,025	2,299,225
Infosys Ltd. - SP ADR(a)	166,844	1,746,857
Insight Enterprises, Inc.* Ɨ	46,591	2,398,505
InterDigital Inc.(a)	26,546	1,686,202
Model N, Inc.*	64,195	1,156,794
Net 1 UEPS Technologies, Inc.*	264,651	971,269
Nuance Communications, Inc.*(a)	137,108	2,354,144
Open Text Corp.	33,922	1,347,382
Rubicon Project Inc., (The)*	291,801	1,604,905
Sabre Corp. Ɨ	110,652	2,244,023
Sensata Technologies Holding PLC*(a)	30,486	1,301,447
SINA Corp.*	19,087	768,443
SYNNEX Corp.(a) Ɨ	27,377	2,373,860
WageWorks, Inc.*	32,031	1,600,589
YY, Inc. - ADR*	25,786	1,765,052
Zebra Technologies Corp., Class A* Ɨ	12,853	2,203,518
		65,174,497
Transportation—2.1%
Forward Air Corp.(a)	18,284	1,020,796
Golar LNG Partners LP	52,164	585,802
Hub Group, Inc., ADR*	31,551	1,229,227
Overseas Shipholding Group, Inc., Class A*	463,869	695,803
Teekay LNG Partners LP	86,237	1,132,292
United Parcel Service, Inc., Class B(a) Ɨ	13,369	1,242,247
		5,906,167
Utilities—1.8%
Cheniere Energy, Inc.*(a)	16,567	1,046,703
Enterprise Products Partners LP	58,481	1,631,035
MPLX LP	28,214	862,784
TerraForm Power, Inc., Class A	125,740	1,697,490
		5,238,012
TOTAL COMMON STOCKS
(Cost $236,472,432)		278,433,670

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—21.2%
Mount Vernon Liquid Assets Portfolio, LLC, 2.54%(b)	60,166,768	60,166,768
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $60,166,768)		60,166,768
SHORT-TERM INVESTMENTS—1.9%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, Institutional Class, 2.27%(b)	5,381,247	5,381,247

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,381,247)		5,381,247
TOTAL LONG POSITIONS—121.1%
(Cost $302,020,447)		343,981,685
SECURITIES SOLD SHORT—(51.3%)
COMMON STOCKS—(51.3%)
Basic Industries—(2.0%)
CryoPort, Inc.*	(88,609)	(1,481,542)
MAG Silver Corp.*	(115,133)	(1,124,849)
Mountain Province Diamonds, Inc.	(38,279)	(37,384)
Seabridge Gold, Inc.*	(93,265)	(1,119,180)
Tanzanian Gold Corp.*	(147,000)	(96,653)
Trex Co., Inc.*	(21,044)	(1,258,852)
Uranium Energy Corp.*	(372,786)	(503,261)
		(5,621,721)
Capital Goods—(4.1%)
AAON, Inc.	(40,433)	(1,835,254)
Axon Enterprise, Inc.*	(27,715)	(1,850,808)
Blue Bird Corp.*	(86,598)	(1,629,774)
DynaMotive Energy Systems Corp.*‡	(72,185)	(7)
Kornit Digital Ltd.*	(87,139)	(2,472,133)
Kratos Defense & Security Solutions, Inc.*	(43,296)	(954,677)
Lindsay Corp.	(9,926)	(787,926)
Proto Labs, Inc.*	(11,427)	(1,146,700)
ShotSpotter, Inc.*	(22,729)	(1,045,534)
		(11,722,813)
Communications—(2.5%)
CTC Communications Group, Inc.*‡	(98,900)	0
GTT Communications, Inc.*	(41,838)	(994,908)
Netflix, Inc.*	(17,992)	(6,176,294)
		(7,171,202)
Consumer Durables—(1.6%)
GoPro, Inc.*	(325,553)	(2,050,984)
iRobot Corp.*	(10,982)	(956,642)
National Presto Industries, Inc.	(7,320)	(716,555)
Qsound Labs, Inc.*‡	(4,440)	0
Tesla, Inc.*	(5,027)	(930,799)
		(4,654,980)
Consumer Non-Durables—(4.6%)
Amish Naturals, Inc.*‡	(25,959)	0
Beyond Meat, Inc.*	(9,992)	(1,040,367)
Canada Goose Holdings, Inc.*	(22,420)	(754,433)
Fitbit, Inc., Class A*	(351,074)	(1,625,473)
Freshpet, Inc.*	(37,236)	(1,730,357)
Lancaster Colony Corp.	(10,179)	(1,464,045)
Limoneira Co.	(59,523)	(1,127,961)
Marine Products Corp.	(38,933)	(538,833)
Mattel, Inc.*	(92,914)	(915,203)
MGP Ingredients, Inc.	(19,278)	(1,160,728)
Primo Water Corp.*	(128,249)	(1,479,993)
Ruhnn Holding Ltd. - ADR*	(147,296)	(552,360)
Valence Technology, Inc.*‡	(27,585)	(3)
Vince Holding Corp.*	(48,426)	(608,715)
		(12,998,471)

Consumer Services—(9.2%)
Brink's Co. (The)	(22,552)	(1,736,504)
Carvana Co.*	(42,835)	(2,479,290)
Chuy's Holdings, Inc.*	(52,388)	(1,158,823)
Cimpress NV*	(14,698)	(1,286,075)
Corporate Resource Services, Inc.*	(218,896)	(77)
Dave & Buster's Entertainment, Inc.	(25,459)	(1,266,331)
Domino's Pizza, Inc.	(6,407)	(1,790,757)
eXp World Holdings, Inc.*	(83,797)	(854,729)
Fiesta Restaurant Group, Inc.*	(56,679)	(803,708)
GrubHub, Inc.*	(13,592)	(885,519)
Hibbett Sports, Inc.*	(42,930)	(949,612)
Lands' End, Inc.*	(92,113)	(1,139,438)
Meredith Corp.	(15,611)	(808,181)
Natural Grocers by Vitamin Cottage, Inc.*	(53,654)	(551,027)
Noodles & Co.*	(167,458)	(1,210,721)
SeaWorld Entertainment, Inc.*	(75,260)	(2,408,320)
Shake Shack, Inc. Class A*	(22,041)	(1,352,215)
Sonic Automotive, Inc., Class A	(70,305)	(1,225,416)
Stitch Fix, Inc., Class A*	(30,422)	(704,574)
TransEnterix, Inc.*	(258,389)	(346,241)
TripAdvisor, Inc.*	(42,493)	(1,796,179)
Wayfair, Inc. Class A*	(8,524)	(1,227,541)
		(25,981,278)
Energy—0.0%
Beard Co.*	(9,710)	(6)
Finance—(3.8%)
Kinsale Capital Group, Inc.	(15,028)	(1,259,196)
KKR & Co., Inc., Class A	(38,992)	(868,742)
RLI Corp.	(15,862)	(1,362,229)
Siebert Financial Corp.*	(70,866)	(629,999)
Southside Bancshares, Inc.	(31,771)	(1,034,781)
Trupanion, Inc.*	(56,930)	(1,669,757)
Westamerica Bancorporation	(25,062)	(1,500,963)
WillScot Corp.*	(98,168)	(1,333,121)
WisdomTree Investments, Inc.	(183,624)	(1,103,580)
		(10,762,368)
Health Care—(5.0%)
Align Technology, Inc.*	(9,664)	(2,747,958)
BodyTel Scientific, Inc.*‡	(4,840)	0
CareView Communications, Inc.*	(190,048)	(2,471)
Corbus Pharmaceuticals Holdings, Inc.*	(93,856)	(657,931)
Corindus Vascular Robotics, Inc.*	(424,267)	(1,128,550)
Endologix, Inc.*	(34,327)	(241,665)
Heska Corp.*	(28,523)	(1,999,462)
Natera, Inc.*	(44,727)	(1,024,248)
Nevro Corp.*	(14,761)	(872,523)
Quidel Corp.*	(24,029)	(1,328,804)
Tactile Systems Technology, Inc.*	(35,523)	(1,706,170)
ViewRay, Inc.*	(204,923)	(1,721,353)
ZIOPHARM Oncology, Inc.*	(164,405)	(703,653)
		(14,134,788)

Real Estate Investment Trusts—(1.1%)
Agree Realty Corp.	(22,961)	(1,537,239)
Redfin Corp.*	(101,108)	(1,593,462)
		(3,130,701)
Technology—(15.5%)
2U, Inc.*	(17,063)	(648,223)
8x8, Inc.*	(102,385)	(2,470,550)
ANTs Software, Inc.*‡	(10,334)	(1)
Applied Energetics, Inc.*	(333,673)	(140,143)
Benefitfocus, Inc.*	(27,653)	(784,239)
Box, Inc., Class A*	(67,410)	(1,246,411)
Calix, Inc.*	(191,046)	(1,155,828)
Capstone Turbine Corp.*	(26,386)	(22,193)
Cardlytics, Inc.*	(65,948)	(1,513,507)
Consygen, Inc.*‡	(200)	0
Cree, Inc.*	(31,020)	(1,710,443)
DocuSign, Inc.*	(13,798)	(773,516)
Ener1, Inc.*‡	(102,820)	(10)
Enphase Energy, Inc.*	(84,746)	(1,285,597)
FireEye, Inc.*	(126,253)	(1,842,031)
Glu Mobile, Inc.*	(121,955)	(973,201)
Harmonic, Inc.*	(356,311)	(1,859,944)
Impinj, Inc.*	(44,724)	(1,108,708)
Inovalon Holdings, Inc., Class A*	(86,698)	(1,195,566)
Inseego Corp.*	(352,998)	(1,708,510)
Instructure, Inc.*	(37,913)	(1,576,423)
Interliant, Inc.*‡	(600)	0
LivePerson, Inc.*	(43,605)	(1,213,527)
Maxar Technologies, Inc.	(94,087)	(637,910)
Nestor, Inc.*‡	(15,200)	(2)
NetScout Systems, Inc.*	(70,275)	(1,722,440)
nLight, Inc.*	(39,025)	(729,377)
Plug Power, Inc.*	(561,127)	(1,436,485)
Proofpoint, Inc.*	(14,139)	(1,588,658)
PROS Holdings, Inc.*	(18,389)	(1,042,656)
Shopify, Inc., Class A*	(6,629)	(1,822,312)
Snap, Inc. Class A*	(83,373)	(991,305)
Sonos, Inc.*	(100,289)	(1,017,933)
Spotify Technology SA*	(15,308)	(1,922,379)
Square, Inc.*	(17,314)	(1,072,602)
SunPower Corp.*	(215,665)	(1,608,861)
Tiger Telematics, Inc.*‡	(6,510)	0
TrueCar, Inc.*	(163,785)	(1,067,878)
Tucows, Inc.*	(14,126)	(836,966)
Uni-Pixel, Inc.*	(19,665)	(22)
Veeco Instruments, Inc.*	(77,312)	(888,315)
Vocera Communications, Inc.*	(39,787)	(1,287,507)
Worldgate Communications, Inc.*‡	(582,655)	(58)
Xybernaut Corp.*‡	(34,156)	0
Zillow Group, Inc., Class C*	(27,419)	(1,179,565)
		(44,081,802)

Transportation—(0.3%)
Saia, Inc.*	(14,102)		(832,018)
Utilities—(1.6%)
Cadiz, Inc.*	(54,282)		(563,447)
California Water Service Group	(35,235)		(1,734,267)
MGE Energy, Inc.	(17,774)		(1,177,350)
PNM Resources, Inc.	(21,306)		(1,003,725)
			(4,478,789)
TOTAL COMMON STOCKS
(Proceeds $(151,155,418))			(145,570,937)
TOTAL SECURITIES SOLD SHORT—(51.3%)
(Proceeds $(151,155,418))			(145,570,937)
	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
OPTIONS WRITTEN ƗƗ—(0.3%)
Call Options Written—(0.1%)
BHP Group Ltd.
Expiration:
01/17/2020,
Exercise Price:
55.00	(307)	(1,593,637)	(101,310)
Energous Corp.
Expiration:
01/17/2020,
Exercise Price:
20.00	(623)	(256,676)	(9,345)
Rio Tinto PLC - SP ADR
Expiration:
01/17/2020,
Exercise Price:
60.00	(298)	(1,726,314)	(110,558)
Tesla, Inc.
Expiration:
08/16/2019,
Exercise Price:
365.00	(63)	(1,166,508)	(945)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(889,785))			(222,158)
Put Options Written—(0.2%)
Berkshire Hathaway, Inc., Class B
Expiration:
01/17/2020,
Exercise Price:
185.00	(131)	(2,586,202)	(87,770)
Fluor Corp.
Expiration:
10/18/2019,
Exercise Price:
30.00	(239)	(662,508)	(95,600)
Steven Madden Ltd.
Expiration:
12/20/2019,
Exercise Price:
30.00	(327)	(989,502)	(98,918)

Wells Fargo & Co.
Expiration:
06/19/2020,
Exercise Price:
45.00	(774)	(3,434,238)	(375,390)
TOTAL PUT OPTIONS WRITTEN
(Premiums received $(607,117))			(657,678)
TOTAL OPTIONS WRITTEN
(Premiums received $(1,496,902))			(879,836)
OTHER ASSETS IN EXCESS OF LIABILITIES—30.5%			86,573,520
NET ASSETS—100.0%			$284,104,432

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2019, the market value of securities on loan was $58,044,600.
(b)	Seven-day yield as of May 31, 2019.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
ƗƗ	Primary risk exposure is equity contracts.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB fund, inc.’s Board of Directors. as of May 31, 2019, these securities amounted to $(81) or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS LONG/SHORT EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Long/Short Equity Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's investments carried at fair value:

						INVESTMENTS MEASURED AT NET
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		ASSET VALUE*
Common Stock
Basic Industries	$9,361,905	$9,361,905	$-	$-		$-
Capital Goods	20,302,211	20,302,211	-	-	**	-
Communications	16,862,812	16,862,812	-	-		-
Consumer Non-Durables	7,312,595	7,312,595	-	-		-
Consumer Services	40,557,055	40,557,055	-	-		-
Energy	26,213,254	26,213,254	-	-		-
Finance	37,181,431	37,181,431	-	-		-
Health Care	33,627,046	33,627,046	-	-		-
Real Estate Investment Trusts	10,696,685	10,696,685	-	-		-
Technology	65,174,497	65,174,497	-	-		-
Transportation	5,906,167	5,906,167	-	-		-
Utilities	5,238,012	5,238,012	-	-		-
Investments Purchased with Proceeds from Securities Lending Collateral	60,166,768	-	-	-		60,166,768
Short-Term Investments	5,381,247	5,381,247	-	-		-
Total Assets***	$343,981,685	$283,814,917	$-	$-	**	$60,166,768

					INVESTMENTS MEASURED AT NET
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	ASSET VALUE*
Securities Sold Short
Basic Industries	$(5,621,721)	$(5,621,721)	$-	$-	$-
Capital Goods	(11,722,813)	(11,722,806)	-	(7)	-
Communications	(7,171,202)	(7,171,202)	-	- **	-
Consumer Durables	(4,654,980)	(4,654,980)	-	- **	-
Consumer Non-Durables	(12,998,471)	(12,998,468)	-	(3)	-
Consumer Services	(25,981,278)	(25,981,201)	(77)	-	-
Energy	(6)	-	(6)	-	-
Finance	(10,762,368)	(10,762,368)	-	-	-
Health Care	(14,134,788)	(14,132,317)	(2,471)	- **	-
Real Estate Investment Trusts	(3,130,701)	(3,130,701)	-	-	-
Technology	(44,081,802)	(44,081,731)	-	(71)	-
Transportation	(832,018)	(832,018)	-	-	-
Utilities	(4,478,789)	(4,478,789)	-	-	-
Options Written
Equity Contracts	(879,836)	(574,663)	(305,173)	-	-
Total Liabilities***	$(146,450,773)	$(146,142,965)	$(307,727)	$(81)	$-

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy to the amounts presented in the Portfolio of Investments

** Value equals zero as of the end of the reporting period.
*** Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

As of May 31, 2019, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
LONG POSITIONS—99.6%
COMMON STOCKS—98.6%
Basic Industries—4.6%
Avery Dennison Corp.	147,394	$15,337,820
Barrick Gold Corp.	1,608,598	19,978,787
Contura Energy, Inc.*	106,892	5,627,864
DowDuPont, Inc.	691,182	21,094,875
FMC Corp.	252,502	18,546,272
Graphic Packaging Holding Co. Ɨ	2,514,253	32,685,289
Mosaic Co., (The) Ɨ	1,086,055	23,317,601
Nutrien Ltd. Ɨ	592,963	28,901,016
WestRock Co. Ɨ	282,910	9,222,866
		174,712,390
Capital Goods—7.7%
AMETEK, Inc. Ɨ	436,306	35,729,098
Boeing Co., (The) Ɨ	105,089	35,899,453
Caterpillar, Inc.	135,214	16,199,989
Cemex SAB de CV - SP ADR*	257,825	1,062,239
CRH PLC	148,687	4,656,504
Curtiss-Wright Corp.	66,035	7,362,242
Dover Corp.	332,904	29,764,947
Emerson Electric Co.	278,448	16,773,708
HD Supply Holdings, Inc.*	471,035	19,543,242
Ingersoll-Rand PLC	146,980	17,393,613
ITT, Inc.	546,577	31,493,767
Owens Corning	406,247	19,690,792
Parker-Hannifin Corp. Ɨ	91,474	13,933,320
Pentair PLC	346,920	12,079,754
Trinseo SA	167,663	6,176,705
United Technologies Corp. Ɨ	219,892	27,772,360
		295,531,733
Communications—3.2%
Altice USA, Inc., Class A	464,880	10,920,031
Comcast Corp., Class A Ɨ	1,723,022	70,643,902
Liberty Global PLC, Series C*	580,928	14,081,695
Verizon Communications, Inc. Ɨ	491,403	26,707,753
		122,353,381
Consumer Durables—2.3%
Gentex Corp.	816,173	17,433,455
Lear Corp.	74,357	8,850,714
Persimmon PLC	1,513,629	37,652,014
Sony Corp.	493,600	23,655,157
		87,591,340
Consumer Non-Durables—6.9%
Altria Group, Inc. Ɨ	579,481	28,429,338
Ambev SA - ADR	3,689,043	16,490,022
British American Tobacco PLC - SP ADR	687,054	23,820,162
Coca-Cola European Partners PLC Ɨ	279,361	15,476,599
Heineken Holding NV	117,398	11,615,729
Imperial Brands PLC	523,080	12,648,318
Molson Coors Brewing Co., Class B	178,534	9,815,799
Mondelez International, Inc., Class A	668,205	33,978,224
Nomad Foods Ltd.* Ɨ	1,136,154	24,109,188
PepsiCo, Inc.	199,552	25,542,656
Philip Morris International, Inc.	235,934	18,197,590
Swedish Match AB	212,381	9,586,833
Tyson Foods, Inc., Class A	186,352	14,142,253
Unilever NV	328,212	19,732,106
		263,584,817

Consumer Services—11.8%
AutoZone, Inc.*	11,616	11,930,910
CDK Global, Inc.	709,074	34,319,182
eBay, Inc. Ɨ	1,893,458	68,031,946
Expedia Group, Inc.	68,417	7,867,955
Fox Corp., Class A	999,531	35,213,477
GVC Holdings PLC	1,603,297	12,115,560
Interpublic Group of Cos., Inc., (The)	494,800	10,499,656
KAR Auction Services, Inc.	1,049,184	58,985,124
Las Vegas Sands Corp.	505,359	27,794,745
Lowe's Cos., Inc.	215,434	20,095,683
ManpowerGroup, Inc.	111,669	9,549,933
Melco Resorts & Entertainment Ltd. - ADR	930,598	17,960,541
Moody's Corp.	53,279	9,743,664
Nexstar Media Group, Inc., Class A	288,220	28,865,233
S&P Global, Inc.	47,644	10,190,099
Stars Group, Inc. (The)*	429,575	7,113,762
Teleperformance	54,105	10,381,378
Tribune Media Co., Class A	548,694	25,404,532
Wyndham Destinations, Inc.	579,505	23,052,709
Wyndham Hotels & Resorts, Inc.	283,692	15,132,131
Zee Entertainment Enterprises Ltd.	1,514,487	7,774,426
		452,022,646
Energy—7.7%
Apergy Corp.*	473,119	14,671,420
Cactus, Inc., Class A*	383,644	12,487,612
Canadian Natural Resources Ltd.	430,242	11,612,231
Chevron Corp. Ɨ	111,295	12,670,936
Cimarex Energy Co.	252,560	14,443,906
ConocoPhillips	401,254	23,657,936
Diamondback Energy, Inc.	121,714	11,935,275
Enerplus Corp.	1,735,236	12,658,647
Kosmos Energy Ltd.	2,126,311	13,098,076
Marathon Oil Corp.	1,406,539	18,495,988
Noble Energy, Inc.	887,114	18,984,240
Pioneer Natural Resources Co. Ɨ	158,683	22,526,639
Royal Dutch Shell PLC, Class A	1,061,284	32,873,534
TOTAL SA - SP ADR	586,070	30,182,605
Tullow Oil PLC	1,939,458	4,864,499
Valero Energy Corp.	351,492	24,745,037
Vista Oil & Gas SAB de CV*‡	1,644,522	15,145,671
		295,054,252
Finance—20.7%
AIR LEASE Corp.	184,644	6,647,184
Alleghany Corp.* Ɨ	44,401	29,451,183
Allstate Corp., (The) Ɨ	393,832	37,614,894
American Express Co.	123,757	14,196,166
American International Group, Inc.	839,485	42,872,499
Ameriprise Financial, Inc.	155,962	21,558,627
Aon PLC Ɨ	198,073	35,667,005
Bank of America Corp. Ɨ	1,696,891	45,137,301
Bank of Ireland Group PLC	1,382,235	7,388,540
BB&T Corp. Ɨ	310,672	14,523,916
Berkshire Hathaway, Inc., Class B* Ɨ	199,721	39,428,920
Capital One Financial Corp. Ɨ	93,669	8,043,357
Chubb Ltd. Ɨ	248,166	36,249,608
Citigroup, Inc. Ɨ	757,342	47,068,805
Citizens Financial Group, Inc. Ɨ	186,288	6,069,263
Discover Financial Services Ɨ	452,489	33,733,055
DNB ASA	520,222	8,819,063
E*TRADE Financial Corp.	455,858	20,422,438
East West Bancorp, Inc.	252,455	10,784,878
Everest Re Group Ltd.	99,079	24,537,905
Fifth Third Bancorp Ɨ	485,657	12,869,911
Goldman Sachs Group, Inc., (The) Ɨ	55,571	10,141,152
Huntington Bancshares, Inc. Ɨ	1,919,871	24,286,368
JPMorgan Chase & Co. Ɨ	446,526	47,313,895
KeyCorp	1,719,518	27,460,702
Marsh & McLennan Cos., Inc.	207,209	19,809,180
Morgan Stanley	298,686	12,153,533
Navient Corp. Ɨ	261,199	3,406,035
PNC Financial Services Group, Inc. (The)	105,263	13,395,769
Regions Financial Corp.	1,192,170	16,487,711
SLM Corp.	1,240,820	11,800,198
Sumitomo Mitsui Financial Group, Inc.	196,000	6,791,773
SunTrust Banks, Inc. Ɨ	246,563	14,796,246
Synchrony Financial	494,251	16,621,661
TD Ameritrade Holding Corp. Ɨ	198,041	9,852,540
Travelers Cos., Inc., (The) Ɨ	127,026	18,491,175
United Overseas Bank Ltd.	495,200	8,482,943
Wells Fargo & Co. Ɨ	687,353	30,497,853
		794,873,252

Health Care—12.5%
AbbVie, Inc. Ɨ	242,593	18,609,309
AmerisourceBergen Corp.	163,593	12,737,351
Anthem, Inc. Ɨ	113,726	31,613,554
Avantor, Inc.*	1,224,693	21,432,127
Biogen, Inc.*	81,929	17,966,210
Cigna Corp. Ɨ	251,469	37,222,441
CVS Health Corp. Ɨ	404,692	21,193,720
Humana, Inc.	58,168	14,243,016
ICON PLC*	111,454	15,777,428
IQVIA Holdings, Inc.*	100,653	13,673,710
Jazz Pharmaceuticals PLC*	125,501	15,756,651
Johnson & Johnson Ɨ	534,934	70,156,594
Laboratory Corp. of America Holdings*	82,813	13,466,222
McKesson Corp.	158,887	19,406,458
Medtronic PLC	137,731	12,751,136
Merck & Co., Inc.	274,938	21,777,839
Molina Healthcare, Inc.*	74,783	10,638,630
Novartis AG - SP ADR	135,969	11,644,385
Novo Nordisk A/S - SP ADR	329,213	15,492,217
Pfizer, Inc. Ɨ	500,894	20,797,119
Quest Diagnostics, Inc.	137,779	13,214,384
Syneos Health, Inc.*	410,664	16,931,677
UnitedHealth Group, Inc.	138,962	33,601,012
		480,103,190
Real Estate Investment Trusts—0.7%
Retail Properties of America, Inc., Class A	745,025	8,858,347
SL Green Realty Corp.	220,496	18,962,656
		27,821,003
Technology—16.5%
Alphabet, Inc., Class A* Ɨ	53,758	59,483,227
Alphabet, Inc., Class C*	11,576	12,775,621
Amdocs Ltd. Ɨ	189,581	11,264,903
Arrow Electronics, Inc.* Ɨ	391,815	24,551,128
Atos SE	132,325	10,065,175
Avnet, Inc.	512,970	20,949,695
Booking Holdings, Inc.*	8,261	13,682,033
Broadcom, Inc.	65,484	16,478,394
Capgemini SA	263,664	29,476,212
CDW Corp. Ɨ	215,451	21,208,996
Cisco Systems, Inc. Ɨ	738,046	38,400,533
DXC Technology Co. Ɨ	537,460	25,550,848
Eaton Corp. PLC Ɨ	411,527	30,654,646
Flex Ltd.* Ɨ	2,170,468	19,403,984
Hewlett Packard Enterprise Co. Ɨ	1,678,984	23,035,661
HP, Inc. Ɨ	1,385,114	25,873,930
Jabil, Inc. Ɨ	275,483	6,774,127
KLA-Tencor Corp.	212,022	21,853,108
Leidos Holdings, Inc. Ɨ	400,616	30,178,403
Marvell Technology Group Ltd. Ɨ	976,151	21,768,167
Microsoft Corp. Ɨ	399,090	49,359,451
NetApp, Inc. Ɨ	317,460	18,793,632
Oracle Corp. Ɨ	555,764	28,121,658
Prysmian SpA	522,918	8,699,485
Qorvo, Inc.*	91,767	5,614,305
Samsung Electronics Co., Ltd.	877,053	31,224,690
Science Applications International Corp.	184,578	14,164,516
Xerox Corp.	450,515	13,790,264
		633,196,792
Transportation—3.8%
AP Moller - Maersk A/S, Class B	8,355	8,922,152
CH Robinson Worldwide, Inc.	177,317	14,119,753
Kansas City Southern	369,968	41,909,975
Southwest Airlines Co.	72,999	3,474,752
Union Pacific Corp.	281,724	46,985,929
United Parcel Service, Inc., Class B	304,756	28,317,928
		143,730,489

Utilities—0.2%
Vistra Energy Corp.	265,279	6,249,973
TOTAL COMMON STOCKS
(Cost $3,277,424,493)		3,776,825,258
WARRANTS—0.0%
Energy—0.0%
Vista Oil & Gas SAB de CV*‡	1,204,819	245,897
TOTAL WARRANTS
(Cost $0)		245,897

SHORT-TERM INVESTMENTS—1.0%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, Institutional Class, 2.27%(a)	39,308,253	39,308,253
TOTAL SHORT-TERM INVESTMENTS
(Cost $39,308,253)		39,308,253
TOTAL LONG POSITIONS—99.6%
(Cost $3,316,732,746)		3,816,379,408
SECURITIES SOLD SHORT—(47.0%)
COMMON STOCKS—(47.0%)
Basic Industries—(4.7%)
Balchem Corp.	(61,406)	(5,568,910)
Ball Corp.	(117,144)	(7,191,470)
Boliden AB	(336,008)	(7,645,805)
Compass Minerals International, Inc.	(239,148)	(12,198,940)
Eastman Chemical Co.	(53,817)	(3,493,800)
Fortescue Metals Group Ltd.	(2,361,374)	(13,130,959)
Gerdau SA - SP ADR	(2,761,730)	(9,610,820)
Greif, Inc., Class A	(421,295)	(14,930,695)
Nucor Corp.	(187,763)	(9,012,624)
Quaker Chemical Corp.	(115,349)	(20,862,020)
RPM International, Inc.	(267,469)	(14,314,941)
Sonoco Products Co.	(212,215)	(13,121,253)
Stora Enso OYJ, Class R	(472,856)	(4,991,687)
Trex Co., Inc.*	(236,956)	(14,174,708)
Umicore SA	(306,195)	(9,107,224)
US Silica Holdings, Inc.	(802,492)	(8,329,867)
Yara International ASA	(315,097)	(13,535,876)
		(181,221,599)
Capital Goods—(6.1%)
AAON, Inc.	(351,428)	(15,951,317)
AO Smith Corp.	(257,772)	(10,439,766)
Elbit Systems Ltd.	(136,911)	(19,446,447)
FANUC Corp.	(63,400)	(10,691,475)
GCP Applied Technologies, Inc.*	(490,805)	(12,839,459)
Geberit AG, Class R	(49,065)	(21,609,750)
HB Fuller Co.	(115,708)	(4,562,366)
John Bean Technologies Corp.	(41,415)	(4,247,108)
Martin Marietta Materials, Inc.	(72,451)	(15,250,935)
MISUMI Group, Inc.	(587,900)	(13,761,337)
Saab AB, Class B	(535,629)	(15,213,982)
Sika AG, Class R	(170,663)	(25,304,879)
TransDigm Group, Inc.*	(10,229)	(4,510,478)
Triumph Group, Inc.	(1,000,999)	(19,409,371)
Wabtec Corp.	(200,882)	(12,531,019)
Weir Group, (The) PLC	(762,155)	(14,093,005)
Yaskawa Electric Corp.	(420,900)	(12,050,840)
		(231,913,534)
Communications—(0.7%)
Cogent Communications Holdings, Inc.	(360,351)	(21,080,534)
GTT Communications, Inc.*	(179,348)	(4,264,895)
		(25,345,429)

Consumer Durables—(1.3%)
Aston Martin Lagonda Global Holdings PLC*	(581,114)	(6,412,252)
Dorman Products, Inc.*	(184,479)	(15,064,555)
Leggett & Platt, Inc.	(417,057)	(14,809,694)
LKQ Corp.*	(321,861)	(8,255,734)
Tesla Motors, Inc.*	(37,048)	(6,859,808)
		(51,402,043)
Consumer Non-Durables—(4.3%)
B&G Foods, Inc.	(215,651)	(4,733,539)
Calbee, Inc.	(337,800)	(9,579,298)
Cal-Maine Foods, Inc.	(264,420)	(9,788,828)
Campbell Soup Co.	(216,287)	(7,853,381)
China Resources Beer Holdings Co., Ltd.	(2,528,000)	(11,061,786)
Hain Celestial Group Inc., (The)*	(367,149)	(7,486,168)
Hormel Foods Corp.	(312,189)	(12,328,344)
International Flavors & Fragrances, Inc.	(112,654)	(15,255,605)
Kikkoman Corp.	(172,700)	(7,139,072)
Kimberly-Clark de Mexico SAB de CV, Class A*	(4,644,700)	(8,377,583)
Mattel, Inc.*	(818,662)	(8,063,821)
MGP Ingredients, Inc.	(127,290)	(7,664,131)
National Beverage Corp.	(147,519)	(6,660,483)
Remy Cointreau SA	(60,116)	(8,260,552)
Treasury Wine Estates Ltd.	(1,076,400)	(11,184,243)
Under Armour, Inc., Class A*	(982,757)	(22,406,860)
Yamazaki Baking Co., Ltd.	(515,900)	(7,728,243)
		(165,571,937)
Consumer Services—(7.0%)
Axel Springer SE	(188,214)	(11,650,187)
Carvana Co.*	(430,052)	(24,891,410)
Casey's General Stores, Inc.	(81,399)	(10,506,983)
Chipotle Mexican Grill, Inc.*	(14,894)	(9,829,593)
Choice Hotels International, Inc.	(238,590)	(19,633,571)
Cimpress NV*	(53,068)	(4,643,450)
Cracker Barrel Old Country Store, Inc.	(70,297)	(11,042,956)
Domino's Pizza, Inc.	(28,948)	(8,090,966)
Dunkin' Brands Group, Inc.	(125,018)	(9,278,836)
GrubHub, Inc.*	(178,879)	(11,653,967)
Hertz Global Holdings, Inc.*	(1,223,953)	(17,221,019)
Lions Gate Entertainment Corp., Class A	(665,778)	(9,833,541)
Meredith Corp.	(228,877)	(11,848,962)
Monro Muffler Brake, Inc.	(277,218)	(22,097,047)
Norwegian Cruise Line Holdings Ltd.*	(165,795)	(9,070,644)
Pearson PLC	(944,508)	(9,401,321)
Shake Shack, Inc. Class A*	(235,539)	(14,450,318)
Stitch Fix, Inc., Class A*	(378,922)	(8,775,834)
Texas Roadhouse, Inc.	(151,613)	(7,771,682)
Tiffany & Co.	(102,769)	(9,157,746)
Vail Resorts, Inc.	(59,849)	(12,874,118)
Wayfair, Inc. Class A*	(106,049)	(15,272,116)
		(268,996,267)
Energy—(2.2%)
Apache Corp.	(398,671)	(10,393,353)
ARC Resources Ltd.	(1,967,626)	(10,714,507)
Callon Petroleum Co.*	(918,961)	(5,743,506)
Chesapeake Energy Corp.*	(3,135,335)	(6,019,843)
Delek US Holdings, Inc.	(206,049)	(6,307,160)
Laredo Petroleum, Inc.*	(1,811,561)	(4,782,521)
Matador Resources Co.*	(631,665)	(10,384,573)
Murphy Oil Corp.	(266,974)	(6,634,304)
Oil Search Ltd.	(2,094,355)	(10,186,797)
PrairieSky Royalty Ltd.	(899,456)	(11,872,074)
		(83,038,638)

Finance—(9.3%)
American Equity Investment Life Holding Co.	(234,358)	(6,634,675)
Banco Bilbao Vizcaya Argentaria SA	(1,073,856)	(5,822,727)
Bank of East Asia Ltd., (The)	(1,954,815)	(6,090,523)
Bank of Hawaii Corp.	(78,807)	(5,962,538)
Bankinter SA	(997,331)	(7,195,670)
Canadian Western Bank	(382,668)	(8,020,853)
China International Capital Corp., Ltd., Class H	(2,676,400)	(4,869,743)
CNO Financial Group, Inc.	(512,076)	(8,044,714)
Cohen & Steers, Inc.	(100,217)	(5,133,115)
Commonwealth Bank of Australia	(156,443)	(8,502,516)
Community Bank System, Inc.	(302,163)	(18,676,695)
Credit Suisse Group AG, Class R*	(1,106,521)	(12,520,175)
Cullen/Frost Bankers, Inc.	(54,619)	(4,985,076)
CVB Financial Corp.	(616,793)	(12,675,096)
FGL Holdings	(1,343,953)	(10,684,426)
First Financial Bankshares, Inc.	(590,231)	(33,442,488)
First Republic Bank	(123,929)	(12,023,592)
Focus Financial Partners, Inc., Class A*	(416,180)	(11,673,849)
Glacier Bancorp, Inc.	(383,026)	(15,095,055)
Hiscox Ltd.	(488,126)	(10,107,531)
ICICI Bank Ltd. - SP ADR	(404,182)	(4,850,184)
Independent Bank Corp.	(105,984)	(7,349,990)
KKR & Co., Inc., Class A	(518,204)	(11,545,585)
LendingClub Corp.*	(1,704,118)	(5,112,354)
MarketAxess Holdings, Inc.	(61,193)	(18,224,499)
New York Community Bancorp, Inc.	(538,675)	(5,349,043)
Prosperity Bancshares, Inc.	(169,318)	(10,973,500)
RLI Corp.	(169,372)	(14,545,667)
Trustmark Corp.	(428,611)	(13,616,972)
UMB Financial Corp.	(80,501)	(4,970,132)
United Bankshares, Inc.	(324,909)	(11,625,244)
Voya Financial, Inc.	(201,352)	(10,254,857)
Westamerica Bancorporation	(359,882)	(21,553,333)
WisdomTree Investments, Inc.	(1,398,339)	(8,404,017)
		(356,536,434)
Health Care—(2.3%)
Align Technology, Inc.*	(27,619)	(7,853,463)
Genmab A/S*	(44,389)	(7,619,845)
Glaukos Corp.*	(117,506)	(7,576,787)
Healthcare Services Group, Inc.	(273,597)	(8,648,401)
Insulet Corp.*	(146,294)	(16,061,618)
Moderna, Inc.*	(443,506)	(9,216,055)
Nevro Corp.*	(253,720)	(14,997,389)
Select Medical Holdings Corp.*	(539,401)	(7,578,584)
Teladoc Health, Inc.*	(150,045)	(8,720,615)
		(88,272,757)
Real Estate Investment Trusts—(0.8%)
Iron Mountain, Inc.	(287,949)	(8,825,637)
Public Storage	(64,034)	(15,232,408)
Redfin Corp.*	(479,497)	(7,556,873)
		(31,614,918)
Technology—(7.2%)
Avalara, Inc.*	(223,898)	(15,144,461)
Blackbaud, Inc.	(130,100)	(10,007,292)
Cognex Corp.	(266,077)	(10,802,726)
Cree, Inc.*	(290,810)	(16,035,263)
Guidewire Software, Inc.*	(146,099)	(14,685,871)
HubSpot, Inc.*	(63,775)	(11,050,932)
Inovalon Holdings, Inc., Class A*	(860,044)	(11,860,007)
Instructure, Inc.*	(296,372)	(12,323,148)
Knowles Corp.*	(1,168,279)	(18,377,029)
LiveRamp Holdings, Inc.*	(154,118)	(7,918,583)
Manhattan Associates, Inc.*	(285,817)	(18,712,439)
MercadoLibre, Inc.*	(13,938)	(7,951,908)
MongoDB, Inc.*	(74,113)	(10,401,018)
National Instruments Corp.	(321,326)	(12,399,970)
Nidec Corp.	(34,800)	(4,314,174)
Plantronics, Inc.	(182,844)	(7,509,403)
Power Integrations, Inc.	(127,525)	(8,309,529)
Proofpoint, Inc.*	(103,626)	(11,643,417)
Shopify, Inc., Class A*	(56,247)	(15,462,300)
Tabula Rasa HealthCare, Inc.*	(199,911)	(9,029,980)
Tokai Carbon Co., Ltd.	(657,900)	(6,225,451)
Universal Display Corp.	(62,317)	(9,156,237)
Zendesk, Inc.*	(138,341)	(11,655,229)
Zillow Group, Inc., Class C*	(323,406)	(13,912,926)
		(274,889,293)

Transportation—(0.4%)
American Airlines Group, Inc.	(223,200)	(6,077,736)
XPO Logistics, Inc.*	(212,668)	(11,077,876)
		(17,155,612)
Utilities—(0.7%)
Antero Midstream Corp.	(523,761)	(6,400,359)
TC Energy Corp.	(193,503)	(9,419,726)
Williams Cos., Inc. (The)	(346,997)	(9,153,781)
		(24,973,866)
TOTAL COMMON STOCKS
(Proceeds $(1,763,409,818))		(1,800,932,327)
TOTAL SECURITIES SOLD SHORT—(47.0%)
(Proceeds $(1,763,409,818))		(1,800,932,327)
OTHER ASSETS IN EXCESS OF LIABILITIES—47.4%		1,818,524,160
NET ASSETS—100.0%		$3,833,971,241

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	Seven-day yield as of May 31, 2019.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of May 31, 2019, these securities amounted to $15,391,568 or 0.4% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the portfolio of investments.

Contracts For Difference held by the Fund at May 31, 2019, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
China
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	9/15/2020	2.44%	Monthly	478,700	$7,901,218	$(248,168)
Kweichow Moutai	Goldman Sachs	9/15/2020	2.44	Monthly	61,600	7,914,707	(48,022)
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	12/31/2021	2.44	Monthly	573,469	8,380,105	(265,934)
						24,196,030	(562,124)
Total Long						24,196,030	(562,124)

Short
Brazil
Raia Drogasil SA	Goldman Sachs	9/15/2020	2.39	Monthly	(455,400)	$(8,029,951)	$(586,206)

China
Semiconductor Manufacturing	Goldman Sachs	12/31/2020	0.74	Monthly	(19,013,600)	(22,883,153)	(2,107,155)

Indonesia
Unilever Indonesia TBK PT	Macquarie	9/18/2019	2.36	Monthly	(2,432,800)	(7,619,844)	(633,111)

South Korea
Amorepacific Corp.	Macquarie	9/18/2019	2.36	Monthly	(63,347)	(9,532,404)	577,375
Amore Pacific Group	Macquarie	9/15/2020	2.36	Monthly	(74,110)	(4,031,927)	177,541
Celltrion, Inc.	Goldman Sachs	9/15/2020	2.39	Monthly	(100,694)	(16,056,797)	(792,918)
Oil Corp.	Macquarie	9/15/2020	2.36	Monthly	(120,940)	(8,479,832)	2,150
Sillajen, Inc.	Goldman Sachs	9/15/2020	2.39	Monthly	(125,448)	(5,783,035)	13,551
SK Innivation Co., Ltd.	Macquarie	9/18/2019	2.36	Monthly	(51,077)	(7,081,687)	(52,529)
						(50,965,682)	(74,830)
Taiwan
AU Optronics Corp.	Goldman Sachs	9/15/2020	2.39	Monthly	(50,614,000)	(14,972,139)	(58,876)
Eclat Textile Co., Ltd.	Macquarie	9/18/2019	2.36	Monthly	(869,000)	(11,217,202)	474,570
						(26,189,341)	415,694
Total Short						(115,687,971)	(2,985,608)
Net unrealized gain/(loss) on Contracts For Difference							$(3,547,732)

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS LONG/SHORT RESEARCH FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Long/Short Research Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Basic Industries	$174,712,390	$174,712,390	$-	$-
Capital Goods	295,531,733	290,875,229	4,656,504	-
Communications	122,353,381	122,353,381	-	-
Consumer Durables	87,591,340	26,284,169	61,307,171	-
Consumer Non-Durables	263,584,817	229,733,937	33,850,880	-
Consumer Services	452,022,646	421,751,282	30,271,364	-
Energy	295,054,252	242,170,548	37,738,033	15,145,671
Finance	794,873,252	763,390,933	31,482,319	-
Health Care	480,103,190	464,610,973	15,492,217	-
Real Estate Investment Trusts	27,821,003	27,821,003	-	-
Technology	633,196,792	553,731,230	79,465,562	-
Transportation	143,730,489	134,808,337	8,922,152	-
Utilities	6,249,973	6,249,973	-	-
Warrants	245,897	-	-	245,897
Short-Term Investments	39,308,253	39,308,253	-	-
Contracts For Difference
Equity Contracts	1,245,187	-	1,245,187	-
Total Assets*	$3,817,624,595	$3,497,801,638	$304,431,389	$15,391,568

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Basic Industries	$(181,221,599)	$(132,810,048)	$(48,411,551)	$-
Capital Goods	(231,913,534)	(99,741,819)	(132,171,715)	-
Communications	(25,345,429)	(25,345,429)	-	-
Consumer Durables	(51,402,043)	(51,402,043)	-	-
Consumer Non-Durables	(165,571,937)	(110,618,743)	(54,953,194)	-
Consumer Services	(268,996,267)	(247,944,759)	(21,051,508)	-
Energy	(83,038,638)	(72,851,841)	(10,186,797)	-
Finance	(356,536,434)	(301,427,549)	(55,108,885)	-
Health Care	(88,272,757)	(88,272,757)	-	-
Real Estate Investment Trusts	(31,614,918)	(31,614,918)	-	-
Technology	(274,889,293)	(264,349,668)	(10,539,625)	-
Transportation	(17,155,612)	(17,155,612)	-	-
Utilities	(24,973,866)	(24,973,866)	-	-
Contracts For Difference
Equity Contracts	(4,792,919)	-	(4,792,919)	-
Total Liabilities*	$(1,805,725,246)	$(1,468,509,052)	$(337,216,194)	$-

* Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

As of May 31, 2019, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—95.4%
Bermuda—1.4%
Axis Capital Holdings Ltd.	11,429	$680,940
Everest Re Group Ltd.	37,529	9,294,432
		9,975,372
Canada—3.1%
Barrick Gold Corp.*	465,021	5,783,518
Canadian Natural Resources Ltd.	335,973	9,075,447
Nutrien Ltd.	70,844	3,452,937
Stars Group, Inc. (The)*	196,408	3,253,607
		21,565,509
Denmark—1.4%
AP Moller - Maersk A/S Class B	3,105	3,315,773
Novo Nordisk A/S Class B	137,809	6,485,063
		9,800,836
France—6.1%
Capgemini SA	73,654	8,234,119
Cie Generale des Etablissements Michelin SCA(a)	32,745	3,755,284
Danone SA	138,953	11,099,524
Kering SA	5,303	2,760,212
TOTAL SA	221,520	11,485,353
Vinci SA	49,565	4,887,689
		42,222,181
Hong Kong—1.3%
CK Hutchison Holdings Ltd.	705,500	6,663,704
Melco Resorts & Entertainment Ltd. - ADR	131,506	2,538,066
		9,201,770
Hungary—0.4%
OTP Bank PLC	63,535	2,649,586
Ireland—2.1%
AIB Group PLC	844,257	3,473,153
Bank of Ireland Group PLC	606,738	3,243,231
CRH PLC	243,123	7,614,003
		14,330,387
Japan—8.0%
Asahi Group Holdings Ltd.	107,800	4,733,509
Haseko Corp.	372,100	3,693,025
Hitachi Ltd.	209,900	7,067,949
Matsumotokiyoshi Holdings Co., Ltd.	125,600	3,689,115
Mitsubishi Estate Co., Ltd.	98,400	1,804,963
Mitsui & Co., Ltd.	303,600	4,661,868
Nippon Telegraph & Telephone Corp.	184,700	8,263,687
Seven & i Holdings Co., Ltd.	162,000	5,452,651
Shionogi & Co., Ltd.	82,800	4,514,699
Sony Corp.	133,800	6,412,196
Sumitomo Mitsui Financial Group, Inc.	138,800	4,809,684
		55,103,346
Mexico—0.4%
Cemex SAB de CV - SP ADR*	667,888	2,751,699
Netherlands—3.2%
ING Groep NV	471,903	5,097,190
Koninklijke KPN NV	1,464,195	4,470,117
NXP Semiconductors NV	40,612	3,580,354
Royal Dutch Shell PLC, Class A	285,642	8,847,832
		21,995,493

Poland—0.4%
Bank Polska Kasa Opieki SA	100,412	2,784,432
South Korea—0.3%
KT Corp. - SP ADR	171,836	2,068,905
Spain—0.6%
Ferrovial SA	178,635	4,257,850
Switzerland—1.9%
Roche Holding AG	16,651	4,373,421
STMicroelectronics NV	214,696	3,246,466
Swiss Re AG	62,028	5,885,214
		13,505,101
United Kingdom—10.0%
Avast PLC	559,787	2,186,834
Aviva PLC	1,088,867	5,566,598
Cineworld Group PLC	1,116,993	4,184,411
Coca-Cola European Partners PLC	131,866	7,305,377
GlaxoSmithKline PLC	344,556	6,652,012
HSBC Holdings PLC	573,136	4,671,861
Imperial Brands PLC	407,594	9,855,812
Lloyds Banking Group PLC	7,206,358	5,208,798
Nomad Foods Ltd.*	187,196	3,972,299
Tesco PLC	1,516,688	4,332,570
Tullow Oil PLC	1,465,681	3,676,184
Unilever PLC	159,604	9,736,804
Vodafone Group PLC	1,315,569	2,147,833
		69,497,393
United States—54.8%
Allstate Corp. (The)	85,954	8,209,466
Alphabet, Inc., Class C*	11,734	12,949,994
American Express Co.(a)	97,429	11,176,081
Anthem, Inc.	14,064	3,909,511
Berkshire Hathaway, Inc., Class B*	107,125	21,148,617
Biogen, Inc.*	20,923	4,588,205
Chubb Ltd.	63,069	9,212,489
Cigna Corp.	35,655	5,277,653
Cisco Systems, Inc.	169,742	8,831,676
Citigroup, Inc.	94,984	5,903,256
Comcast Corp., Class A	298,786	12,250,226
CVS Health Corp.	197,794	10,358,472
Diamondback Energy, Inc.(a)	48,945	4,799,547
Dover Corp.(a)	56,251	5,029,402
DowDuPont, Inc.	356,309	10,874,551
Eaton Corp. PLC	145,480	10,836,805
Fox Corp., Class A	240,382	8,468,658
Goldman Sachs Group Inc., (The)(a)	28,025	5,114,282
GrafTech International Ltd.(a)	240,541	2,383,761
Graphic Packaging Holding Co.(a)	513,436	6,674,668
HP, Inc.	166,030	3,101,440
Johnson & Johnson	71,907	9,430,603
KAR Auction Services, Inc.	118,814	6,679,723
KeyCorp	412,282	6,584,143
Laboratory Corp. of America Holdings*	46,326	7,533,071

Lear Corp.(a)	30,588	3,640,890
Lowe's Cos., Inc.	37,151	3,465,445
Masco Corp.	100,005	3,492,175
McKesson Corp.(a)	64,003	7,817,326
Medtronic PLC	114,308	10,582,635
Microsoft Corp.	164,406	20,333,734
Molson Coors Brewing Co., Class B (a)	77,772	4,275,904
Mosaic Co. (The)	240,738	5,168,645
NetApp, Inc.	38,966	2,306,787
Oracle Corp.(a)	242,106	12,250,564
Owens Corning(a)	62,909	3,049,199
Parsley Energy, Inc., Class A*	269,566	4,806,362
Pfizer, Inc.(a)	182,631	7,582,839
Pioneer Natural Resources Co.(a)	45,330	6,435,047
ProPetro Holding Corp.*	128,104	2,487,780
PulteGroup, Inc.	221,980	6,881,380
Science Applications International Corp.(a)	60,638	4,653,360
SYNNEX Corp.(a)	36,590	3,172,719
TE Connectivity Ltd.	47,795	4,025,773
Tyson Foods, Inc., Class A	54,030	4,100,337
United Parcel Service, Inc., Class B	81,330	7,557,184
United Technologies Corp.	103,544	13,077,607
Verizon Communications, Inc.	285,295	15,505,783
Vistra Energy Corp.(a)	383,864	9,043,836
Walt Disney Co. (The)	39,116	5,164,877
Wells Fargo & Co.	179,420	7,960,865
		380,165,353
TOTAL COMMON STOCKS
(Cost $649,965,055)		661,875,213
PREFERRED STOCKS—0.6%
Brazil—0.6%
Petroleo Brasileiro SA, 3.771%	639,800	4,165,927
TOTAL PREFERRED STOCKS
(Cost $4,375,306)		4,165,927

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—5.9%
Mount Vernon Liquid Assets Portfolio, LLC, 2.54%(b)	40,740,782	40,740,782
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $40,740,782)		40,740,782
SHORT-TERM INVESTMENTS—4.3%
Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 2.27%(a)	29,619,172	29,619,172
TOTAL SHORT-TERM INVESTMENTS
(Cost $29,619,172)		29,619,172
TOTAL INVESTMENTS—106.2%
(Cost $724,700,315)		736,401,094
LIABILITIES IN EXCESS OF OTHER ASSETS—(6.2)%		(43,127,042)
NET ASSETS—100.0%		$693,274,052

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2019, the market value of securities on loan was $39,114,531.
(b)	7 day yield as of May 31, 2019

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Equity Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's investments carried at fair value:

					INVESTMENTS MEASURED AT NET
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	ASSET VALUE*
Common Stock
Bermuda	$9,975,372	$9,975,372	$-	$-	$-
Canada	21,565,509	21,565,509	-	-	-
Denmark	9,800,836	-	9,800,836	-	-
France	42,222,181	-	42,222,181	-	-
Hong Kong	9,201,770	2,538,066	6,663,704	-	-
Hungary	2,649,586	-	2,649,586	-
Ireland	14,330,387	-	14,330,387	-	-
Japan	55,103,346	-	55,103,346	-	-
Mexico	2,751,699	2,751,699	-	-	-
Netherlands	21,995,493	3,580,354	18,415,139	-	-
Poland	2,784,432	-	2,784,432	-
South Korea	2,068,905	2,068,905	-	-	-
Spain	4,257,850	-	4,257,850	-	-
Switzerland	13,505,101	-	13,505,101	-	-
United Kingdom	69,497,393	13,464,510	56,032,883	-	-
United States	380,165,353	380,165,353	-	-	-
Preferred Stock					-
Brazil	4,165,927	-	4,165,927	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	40,740,782	-	-	-	40,740,782
Short-Term Investments	29,619,172	29,619,172	-	-	-
Total Assets**	$736,401,094	$465,728,940	$229,931,372	$-	$40,740,782

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy to the amounts presented in the Portfolio of Investments

** Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

As of May 31, 2019, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
LONG POSITIONS—100.0%
COMMON STOCKS—90.7%
Bermuda—1.4%
Axis Capital Holdings Ltd.	12,705	$756,964
Everest Re Group Ltd.Ɨ	40,681	10,075,056
		10,832,020
Canada—3.4%
Barrick Gold Corp.	477,689	5,941,071
Canadian Natural Resources Ltd.	376,510	10,170,450
Nutrien Ltd.Ɨ	120,069	5,852,163
Stars Group, Inc. (The)*	242,193	4,012,061
		25,975,745
Denmark—1.6%
AP Moller - Maersk A/S, Class B	3,348	3,575,268
Novo Nordisk A/S, Class B	179,328	8,438,878
		12,014,146
France—5.5%
Capgemini SA	61,125	6,833,445
Cie Generale des Etablissements Michelin SCA	35,005	4,014,467
Danone SA	144,323	11,528,478
Kering SA	6,541	3,404,591
TOTAL SA	233,912	12,127,852
Vinci SA	49,418	4,873,193
		42,782,026
Hong Kong—1.4%
CK Hutchison Holdings Ltd.	821,500	7,759,367
Melco Resorts & Entertainment Ltd. - ADR	162,770	3,141,461
		10,900,828
Hungary—0.4%
OTP Bank PLC	71,288	2,972,908
Ireland—1.9%
AIB Group PLC	867,758	3,569,832
Bank of Ireland Group PLC	700,744	3,745,727
CRH PLC	240,830	7,542,192
		14,857,751
Japan—8.4%
Asahi Group Holdings Ltd.	117,200	5,146,264
Haseko Corp.	407,800	4,047,341
Hitachi Ltd.	232,500	7,828,958
Kamigumi Co., Ltd.	141,900	3,338,228
Matsumotokiyoshi Holdings Co., Ltd.	110,700	3,251,473
Mitsubishi Estate Co., Ltd.	270,900	4,969,151
Mitsui & Co., Ltd.	330,200	5,070,319
Nippon Telegraph & Telephone Corp.	200,900	8,988,493
Seven & i Holdings Co., Ltd.	175,000	5,890,209
Shionogi & Co., Ltd.	92,900	5,065,405
Sony Corp.	135,100	6,474,497
Sumitomo Mitsui Financial Group, Inc.	147,000	5,093,830
		65,164,168
Mexico—0.5%
Cemex SAB de CV - SP ADR*	873,146	3,597,362
Netherlands—3.0%
ING Groep NV	472,619	5,104,924
Koninklijke KPN NV	1,578,791	4,819,973
NXP Semiconductors NV	44,356	3,910,425
Royal Dutch Shell PLC, Class A	309,192	9,577,299
		23,412,621
Poland—0.4%
Bank Polska Kasa Opieki SA	109,440	3,034,779
South Korea—0.3%
KT Corp. - SP ADR	209,664	2,524,355

Spain—0.6%
Ferrovial SA	191,806	4,571,787
Switzerland—0.5%
STMicroelectronics NV	235,134	3,555,514
United Kingdom—7.4%
Avast PLC	605,936	2,367,117
Aviva PLC	1,221,820	6,246,292
Cineworld Group PLC	1,644,874	6,161,927
Coca-Cola European Partners PLC #	577	31,966
GlaxoSmithKline PLC	284,229	5,487,337
Imperial Brands PLC	436,800	10,562,027
Lloyds Banking Group PLC	6,573,223	4,751,164
Nomad Foods Ltd.*Ɨ	199,934	4,242,599
Tesco PLC	1,610,580	4,600,782
Tullow Oil PLC	1,707,331	4,282,284
Unilever PLC	87,236	5,321,920
Vodafone Group PLC	1,862,642	3,040,999
		57,096,414
United States—54.0%
Allstate Corp. (The)Ɨ	84,263	8,047,959
Alphabet, Inc., Class C*Ɨ	12,811	14,138,604
American Express Co.Ɨ	99,066	11,363,861
Anthem, Inc. Ɨ#	15,279	4,247,256
Berkshire Hathaway, Inc., Class B *Ɨ#	119,697	23,630,582
Biogen, Inc.*Ɨ	23,988	5,260,328
Chubb Ltd. Ɨ#	68,882	10,061,594
Cigna Corp. Ɨ#	39,891	5,904,666
Cisco Systems, Inc.Ɨ	185,392	9,645,946
Citigroup, Inc.Ɨ	95,506	5,935,698
Comcast Corp., Class A Ɨ#	322,664	13,229,224
CVS Health Corp.Ɨ	226,482	11,860,862
Diamondback Energy, Inc.	53,096	5,206,594
Dover Corp.	53,502	4,783,614
DowDuPont, Inc.Ɨ	382,841	11,684,307
Eaton Corp. PLCƗ	146,773	10,933,121
Fox Corp., Class A	264,691	9,325,064
Goldman Sachs Group Inc., (The)	32,280	5,890,777
GrafTech International Ltd.	303,602	3,008,696
Graphic Packaging Holding Co.	568,186	7,386,418
HP, Inc.Ɨ	198,515	3,708,260
Johnson & Johnson #	56,474	7,406,565
KAR Auction Services, Inc.Ɨ	131,487	7,392,199
KeyCorp.Ɨ	450,366	7,192,345
Laboratory Corp. of America Holdings *Ɨ#	58,100	9,447,641
Lear Corp.Ɨ	31,132	3,705,642
Lowe's Cos., Inc.Ɨ	38,770	3,616,466
Masco Corp. Ɨ#	141,954	4,957,034
McKesson Corp.Ɨ	64,619	7,892,565
Medtronic PLC	125,867	11,652,767
Microsoft Corp. Ɨ#	179,147	22,156,901
Molson Coors Brewing Co., Class BƗ	83,868	4,611,063
Mosaic Co. (The)Ɨ	261,433	5,612,966
NetApp, Inc. #	39,119	2,315,845
Oracle Corp. Ɨ#	268,565	13,589,389
Owens Corning	76,330	3,699,715
Parsley Energy, Inc., Class A*Ɨ	309,673	5,521,470
Pfizer, Inc. Ɨ#	204,236	8,479,879
Pioneer Natural Resources Co.Ɨ	46,891	6,656,646
ProPetro Holding Corp.*	141,282	2,743,696
PulteGroup, Inc. #	279,349	8,659,819
QUALCOMM, Inc.	52,937	3,537,250
Science Applications International Corp.	65,203	5,003,678
SYNNEX Corp.	42,393	3,675,897
TE Connectivity Ltd.Ɨ	48,155	4,056,096
Tyson Foods, Inc., Class A	59,043	4,480,773
United Parcel Service, Inc., Class B Ɨ#	84,683	7,868,744
United Technologies Corp. Ɨ#	110,080	13,903,104
Verizon Communications, Inc. Ɨ#	326,169	17,727,285
Vistra Energy Corp.Ɨ	419,815	9,890,841
Walt Disney Co. (The)	42,465	5,607,079
Wells Fargo & Co.Ɨ	204,171	9,059,067

		417,373,858
TOTAL COMMON STOCKS
(Cost $677,742,033)		700,666,282
PREFERRED STOCKS—0.5%
Brazil—0.5%
Petroleo Brasileiro SA, 3.771%	660,300	4,299,409
TOTAL PREFERRED STOCKS
(Cost $4,455,366)		4,299,409

SHORT-TERM INVESTMENTS—8.8%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, Institutional Class, 2.27%(a)	67,688,125	67,688,125
TOTAL SHORT-TERM INVESTMENTS
(Cost $67,688,125)		67,688,125
TOTAL INVESTMENTS—100.0%
(Cost $749,885,524)		772,653,816
SECURITIES SOLD SHORT—(48.3%)
COMMON STOCKS—(47.9%)
Argentina—(0.2%)
MercadoLibre, Inc.*	(2,936)	(1,675,047)
Australia—(1.3%)
Fortescue Metals Group Ltd.	(457,801)	(2,545,707)
Treasury Wine Estates Ltd.	(237,566)	(2,468,409)
WiseTech Global Ltd.	(175,557)	(2,940,303)
Woodside Petroleum Ltd.	(93,385)	(2,294,542)
		(10,248,961)
Belgium—(0.5%)
Umicore SA	(139,162)	(4,139,125)
Bermuda—(0.6%)
Hiscox Ltd.	(209,063)	(4,329,027)
Canada—(0.9%)
Shopify, Inc., Class A*	(10,477)	(2,880,127)
TC Energy Corp.	(86,719)	(4,227,519)
		(7,107,646)
Chile—(0.2%)
Latam Airlines Group SA - SP ADR	(186,400)	(1,644,048)
China—(0.5%)
AAC Technologies Holdings, Inc.	(431,500)	(2,290,966)
Pinduoduo, Inc. - ADR*	(85,422)	(1,658,895)
		(3,949,861)
Denmark—(0.3%)
Genmab A/S*	(12,972)	(2,226,782)
France—(1.3%)
Credit Agricole SA	(235,241)	(2,673,818)
Hermes International	(5,931)	(3,940,939)
Remy Cointreau SA	(24,747)	(3,400,491)
		(10,015,248)
Hong Kong—(0.3%)
Hong Kong & China Gas Co. Ltd.	(1,006,720)	(2,225,575)
Ireland—(0.2%)
Ryanair Holdings PLC*	(172,080)	(1,924,325)
Italy—(0.5%)
Brembo SpA	(341,155)	(3,662,631)
Japan—(4.3%)
Aeon Co., Ltd.	(205,600)	(3,541,955)
Ain Holdings, Inc.	(31,200)	(2,385,623)
Asics Corp.	(175,400)	(1,918,866)
Calbee, Inc.	(43,100)	(1,222,225)
CyberAgent, Inc.	(57,700)	(2,206,114)
Daiwa Securities Group, Inc.	(409,900)	(1,783,017)
Kikkoman Corp.	(60,800)	(2,513,350)
Makita Corp.	(45,400)	(1,580,122)
McDonald's Holdings Co. Japan Ltd.	(52,800)	(2,399,612)
MISUMI Group, Inc.	(105,400)	(2,467,163)
Nidec Corp.	(40,300)	(4,996,012)
Pigeon Corp.	(50,000)	(1,887,086)
Yamazaki Baking Co., Ltd.	(74,500)	(1,116,019)
Yaskawa Electric Corp.	(113,300)	(3,243,906)
		(33,261,070)

Netherlands—(0.3%)
Cimpress NV*	(22,281)	(1,949,587)
New Zealand—(0.4%)
a2 Milk Co., Ltd.*	(293,739)	(2,972,598)
Singapore—(0.2%)
Golden Agri-Resources Ltd.	(7,003,700)	(1,350,362)
Sweden—(0.5%)
Autoliv, Inc.	(37,938)	(2,335,843)
Saab AB, Class B	(46,807)	(1,329,504)
		(3,665,347)
Switzerland—(1.7%)
Credit Suisse Group AG*	(304,411)	(3,444,380)
Geberit AG	(6,150)	(2,708,651)
OC Oerlikon Corp., AG*	(211,377)	(2,308,612)
Sika AG	(15,378)	(2,280,157)
VAT Group AG*	(21,875)	(2,357,181)
		(13,098,981)
United Kingdom—(2.7%)
ASOS PLC*	(46,942)	(2,035,421)
Hargreaves Lansdown PLC	(102,016)	(2,911,573)
Melrose Industries PLC	(882,161)	(1,821,727)
Pearson PLC	(232,954)	(2,318,747)
Pennon Group PLC	(399,374)	(3,708,265)
Renishaw PLC	(66,942)	(3,296,785)
Severn Trent PLC	(124,468)	(3,140,335)
Weir Group PLC, (The)	(77,253)	(1,428,485)
		(20,661,338)
United States—(31.0%)
2U, Inc.*	(29,901)	(1,135,939)
AAON, Inc.	(66,596)	(3,022,792)
Align Technology, Inc.*	(17,286)	(4,915,274)
Allogene Therapeutics, Inc.*	(62,063)	(1,627,913)
Antero Midstream Corp.	(214,176)	(2,617,231)
AO Smith Corp.	(54,754)	(2,217,537)
Apache Corp.	(105,407)	(2,747,961)
Axon Enterprise, Inc.*	(49,768)	(3,323,507)
Ball Corp.	(65,233)	(4,004,654)
Blackbaud, Inc.	(21,334)	(1,641,011)
Callon Petroleum Co.*	(230,582)	(1,441,138)
Carvana Co.*	(60,015)	(3,473,668)
Casey's General Stores, Inc.	(15,984)	(2,063,215)
Chegg, Inc.*	(46,343)	(1,736,009)
Choice Hotels International, Inc.	(56,377)	(4,639,263)
Cogent Communications Holdings, Inc.	(49,732)	(2,909,322)
Cognex Corp.	(34,073)	(1,383,364)
Cohen & Steers, Inc.	(50,118)	(2,567,044)
Community Bank System, Inc.	(75,624)	(4,674,319)
Compass Minerals International, Inc.	(90,107)	(4,596,358)
Covetrus, Inc.*	(54,453)	(1,342,811)
Cracker Barrel Old Country Store, Inc.	(8,351)	(1,311,859)
Cree, Inc.*	(74,464)	(4,105,945)
CVB Financial Corp.	(150,893)	(3,100,851)
Delek US Holdings, Inc.	(52,662)	(1,611,984)
Eastman Chemical Co.	(32,086)	(2,083,023)
Exact Sciences Corp.*	(24,696)	(2,559,247)
First Financial Bankshares, Inc.	(52,237)	(2,959,748)
Focus Financial Partners, Inc., Class A*	(123,020)	(3,450,711)
GCP Applied Technologies, Inc.*	(71,838)	(1,879,282)
Greif, Inc., Class A	(124,739)	(4,420,750)
Hamilton Lane, Inc., Class A	(51,755)	(2,544,276)
Healthcare Services Group, Inc.	(88,704)	(2,803,933)
Helmerich & Payne, Inc.	(52,840)	(2,584,404)
Hertz Global Holdings, Inc.*	(175,613)	(2,470,875)
Hormel Foods Corp.	(140,247)	(5,538,354)
International Flavors & Fragrances, Inc.	(20,657)	(2,797,371)
iRobot Corp.*	(26,944)	(2,347,092)
Iron Mountain, Inc.	(86,431)	(2,649,110)
John Bean Technologies Corp.	(12,958)	(1,328,843)
KKR & Co, Inc., Class A	(120,607)	(2,687,124)
Leggett & Platt, Inc.	(104,681)	(3,717,222)
Manhattan Associates, Inc.*	(39,494)	(2,585,672)
MarketAxess Holdings, Inc.	(16,391)	(4,881,568)
Martin Marietta Materials, Inc.	(12,802)	(2,694,821)
Matador Resources Co.*	(250,899)	(4,124,780)
Mattel, Inc.*	(104,232)	(1,026,685)
Medidata Solutions, Inc.*	(28,358)	(2,584,832)

MGP Ingredients, Inc.	(21,076)	(1,268,986)
Middleby Corp., (The)*	(15,868)	(2,070,298)
Moderna, Inc.*	(66,429)	(1,380,395)
MongoDB, Inc.*	(20,225)	(2,838,377)
Monro, Inc.	(16,006)	(1,275,838)
National Beverage Corp.	(21,438)	(967,926)
Netflix, Inc.*	(11,547)	(3,963,854)
Nevro Corp.*	(31,222)	(1,845,532)
Norwegian Cruise Line Holdings Ltd.*	(38,729)	(2,118,864)
Pinterest, Inc., Class A*	(89,911)	(2,240,582)
Power Integrations, Inc.	(69,256)	(4,512,721)
Prosperity Bancshares, Inc.	(76,857)	(4,981,102)
Public Storage	(9,006)	(2,142,347)
Pure Storage, Inc., Class A*	(77,600)	(1,230,736)
Quaker Chemical Corp.	(17,220)	(3,114,409)
Range Resources Corp.	(248,772)	(1,945,397)
RLI Corp.	(61,998)	(5,324,388)
RPM International, Inc.	(66,094)	(3,537,351)
Select Medical Holdings Corp.*	(122,483)	(1,720,886)
SiteOne Landscape Supply, Inc.*	(20,992)	(1,361,751)
Sonoco Products Co.	(25,311)	(1,564,979)
Tabula Rasa HealthCare, Inc.*	(42,848)	(1,935,444)
Teladoc Health, Inc.*	(35,062)	(2,037,803)
Tesla, Inc.*	(18,282)	(3,385,095)
Texas Roadhouse, Inc.	(60,918)	(3,122,657)
Tiffany & Co.	(26,469)	(2,358,653)
TransDigm Group, Inc.*	(8,289)	(3,655,035)
Trex Co., Inc.*	(35,495)	(2,123,311)
Triumph Group, Inc.	(75,273)	(1,459,543)
Trustmark Corp.	(88,350)	(2,806,880)
Universal Display Corp.	(11,911)	(1,750,083)
US Silica Holdings, Inc.	(180,941)	(1,878,168)
Vail Resorts, Inc.	(15,045)	(3,236,330)
Wayfair, Inc. Class A*	(26,648)	(3,837,578)
Westamerica Bancorporation	(64,495)	(3,862,606)
Williams Cos., Inc. (The)	(139,638)	(3,683,650)
WisdomTree Investments, Inc.	(228,229)	(1,371,656)
Workday, Inc., Class A*	(15,027)	(3,067,311)
Workiva, Inc.*	(35,916)	(1,998,366)
Zendesk, Inc.*	(32,624)	(2,748,572)
Zillow Group, Inc., Class A*	(74,049)	(3,134,494)
		(239,790,646)
TOTAL COMMON STOCKS
(Proceeds $(373,876,209))		(369,898,205)
PREFERRED STOCKS—(0.4%)
Brazil—(0.4%)
Gerdau SA - SP ADR, 2.235%	(989,755)	(3,444,348)
TOTAL PREFERRED STOCKS
(Proceeds $(3,805,661))		(3,444,348)
TOTAL SECURITIES SOLD SHORT—(48.3%)
(Proceeds $(377,681,870))		(373,342,553)

	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
OPTIONS WRITTEN ƗƗ —(1.0%)
Call Options Written—(1.0%)
Anthem, Inc.
Expiration:
06/21/2019,
Exercise Price:
310.00	(138)	(3,836,124)	(3,864)
Berkshire Hathaway, Inc., Class B
Expiration:
09/20/2019,
Exercise Price:
200.00	(848)	(16,741,216)	(676,704)
Chubb Ltd.
Expiration:
01/17/2020,
Exercise Price:
140.00	(615)	(8,983,305)	(716,475)
Cigna Corp.
Expiration:
01/17/2020,
Exercise Price:
160.00	(304)	(4,499,808)	(310,080)
Coca-Cola European Partners PLC
Expiration:
08/16/2019,
Exercise Price:
45.00	(5)	(27,700)	(5,450)
Comcast Corp., Class A
Expiration:
01/17/2020,
Exercise Price:
40.00	(2,306)	(9,454,600)	(860,138)
Johnson & Johnson
Expiration:
01/17/2020,
Exercise Price:
145.00	(506)	(6,636,190)	(145,222)
Laboratory Corp. of America Holdings
Expiration:
08/16/2019,
Exercise Price:
145.00	(581)	(9,447,641)	(1,173,620)
Masco Corp.
Expiration:
01/17/2020,
Exercise Price:
38.00	(1,363)	(4,759,596)	(269,192)
Microsoft Corp.
Expiration:
01/17/2020,
Exercise Price:
130.00	(941)	(11,638,288)	(649,290)
NetApp, Inc.
Expiration:
01/17/2020,
Exercise Price:
65.00	(391)	(2,314,720)	(146,625)
Oracle Corp.
Expiration:
09/20/2019,
Exercise Price:
52.50	(1,915)	(9,689,900)	(411,725)
Pfizer, Inc.
Expiration:
09/20/2019,
Exercise Price:
44.00	(2,006)	(8,328,912)	(156,468)
PulteGroup, Inc.
Expiration:
01/17/2020,
Exercise Price:
30.00	(2,226)	(6,900,600)	(762,405)

United Parcel Service, Inc., Class B
Expiration:
01/17/2020,
Exercise Price:
100.00	(666)	(6,188,472)	(279,720)
United Technologies Corp.
Expiration:
01/17/2020,
Exercise Price:
140.00	(727)	(9,182,010)	(305,340)
Verizon Communications, Inc.
Expiration:
01/17/2020,
Exercise Price:
57.50	(3,261)	(17,723,535)	(570,675)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(9,747,286))			(7,442,993)
TOTAL OPTIONS WRITTEN
(Premiums received $(9,747,286))			(7,442,993)
OTHER ASSETS IN EXCESS OF LIABILITIES—49.3%			380,812,499
NET ASSETS—100.0%			$772,680,769

(a)	7 day yield as of May 31, 2019
ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
ƗƗ	Primary risk exposure is equity contracts.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the portfolio of investments.

Contracts For Difference held by the Fund at May 31, 2019, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)

Short
Australia
Afterpay Touch Group Ltd.	Morgan Stanley	9/15/2020	1.50%	Monthly	(88,926)	$(1,477,771)	$34,107

Brazil
Usinas Siderurgicas De Minas Gerais SA	Goldman Sachs	9/15/2020	2.39	Monthly	(1,115,000)	(2,338,575)	(24,718)

India
Axis Bank	Morgan Stanley	9/15/2020	2.38	Monthly	(22,809)	(1,322,922)	(59,102)

Indonesia
Unilever Indonesia TBK PT	Macquarie	9/18/2019	2.39	Monthly	(1,397,000)	(4,375,584)	(363,653)

South Korea
Celltrion Inc.	Goldman Sachs	9/15/2020	2.39	Monthly	(14,949)	(2,383,787)	(117,738)
LG Chem Ltd.	Goldman Sachs	12/31/2021	2.39	Monthly	(7,183)	(2,008,678)	(69,318)
Oil Corp.	Goldman Sachs	9/15/2020	2.39	Monthly	(61,115)	(4,285,141)	21,012
Samsung BioLogics Co. Ltd.	Goldman Sachs	9/15/2020	2.39	Monthly	(7,721)	(1,941,754)	(40,303)
Sillajen, Inc.	Goldman Sachs	9/15/2020	2.39	Monthly	(30,985)	(1,428,380)	3,337
						(12,047,740)	(203,010)
Taiwan
AU Optronics Corp.	Macquarie	9/15/2020	2.39	Monthly	(7,871,000)	(2,328,322)	(9,297)
Cheng Shin Rubber	Goldman Sachs	9/15/2020	2.39	Monthly	(931,000)	(1,180,771)	22,522
Hiwin Technologies Corp.	Macquarie	12/31/2021	2.39	Monthly	(261,000)	(1,963,561)	(15,940)
						(5,472,654)	(2,715)
Total Short						(27,035,246)	(619,091)
Net unrealized gain/(loss) on Contracts For Difference							$(619,091)

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL LONG/SHORT FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Long/Short Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Bermuda	$10,832,020	$10,832,020	$-	$-
Canada	25,975,745	25,975,745	-	-
Denmark	12,014,146	-	12,014,146	-
France	42,782,026	-	42,782,026	-
Hong Kong	10,900,828	3,141,461	7,759,367	-
Hungary	2,972,908	-	2,972,908	-
Ireland	14,857,751	-	14,857,751	-
Japan	65,164,168	-	65,164,168	-
Mexico	3,597,362	3,597,362	-	-
Netherlands	23,412,621	3,910,425	19,502,196	-
Poland	3,034,779	-	3,034,779	-
South Korea	2,524,355	2,524,355	-	-
Spain	4,571,787	-	4,571,787	-
Switzerland	3,555,514	-	3,555,514	-
United Kingdom	57,096,414	6,641,682	50,454,732	-
United States	417,373,858	417,373,858	-	-
Preferred Stock
Brazil	4,299,409	4,299,409	-	-
Short-Term Investments	67,688,125	67,688,125	-	-
Contracts For Difference
Equity Contracts	80,978	-	80,978	-
Total Assets*	$772,734,794	$545,984,442	$226,750,352	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Argentina	$(1,675,047)	$(1,675,047)	$-	$-
Australia	(10,248,961)	(2,294,542)	(7,954,419)	-
Belgium	(4,139,125)	-	(4,139,125)	-
Bermuda	(4,329,027)	-	(4,329,027)	-
Canada	(7,107,646)	(7,107,646)	-	-
Chile	(1,644,048)	(1,644,048)	-	-
China	(3,949,861)	(1,658,895)	(2,290,966)	-
Denmark	(2,226,782)	(2,226,782)	-	-
France	(10,015,248)	(3,400,491)	(6,614,757)	-
Hong Kong	(2,225,575)	-	(2,225,575)	-
Ireland	(1,924,325)	(1,924,325)	-	-
Italy	(3,662,631)	-	(3,662,631)	-
Japan	(33,261,070)	-	(33,261,070)	-
Netherlands	(1,949,587)	(1,949,587)	-	-
New Zealand	(2,972,598)	-	(2,972,598)	-
Singapore	(1,350,362)	-	(1,350,362)	-
Sweden	(3,665,347)	(2,335,843)	(1,329,504)	-
Switzerland	(13,098,981)	-	(13,098,981)	-
United Kingdom	(20,661,338)	-	(20,661,338)	-
United States	(239,790,646)	(239,790,646)	-	-
Preferred Stock
Brazil	(3,444,348)	(3,444,348)	-	-
Options Written
Equity Contracts	(7,442,993)	(4,369,226)	(3,073,767)	-
Contracts For Difference
Equity Contracts	(700,069)	-	(700,069)	-
Total Liabilities*	$(381,485,615)	$(273,821,426)	$(107,664,189)	$-

* Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.  The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during  the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

As of May 31, 2019, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
LONG POSITIONS—95.8%
COMMON STOCKS—68.0%
Belgium—2.9%
Anheuser-Busch InBev SA - SP ADR	20,106	$1,636,628
Brazil—5.2%
Ambev SA	267,000	1,195,527
LOG Commercial Properties e Participacoes SA	46,000	222,618
Petroleo Brasileiro SA - SP ADR	19,641	283,420
Qualicorp SA	71,600	365,303
Tegma Gestao Logistica SA	23,000	163,065
TIM Participacoes SA	125,400	348,977
Tupy SA	30,200	149,078
Vale SA - SP ADR*	19,047	237,516
		2,965,504
Chile—0.5%
Geopark Ltd.*	16,689	263,853
China—9.2%
Alibaba Group Holding Ltd. - SP ADR *Ɨ	18,631	2,780,863
Anton Oilfield Services Group*	2,652,000	336,919
China Construction Bank Corp., Class H	292,000	231,162
China Meidong Auto Holdings Ltd.*	548,000	324,345
CRRC Corp., Ltd., Class H	426,000	365,541
Momo, Inc. - SP ADR	6,014	165,806
Ping An Insurance Group Co. of China Ltd., Class H	26,000	288,501
Tencent Holdings Ltd.	4,600	191,809
Tencent Holdings Ltd. - ADR	12,210	509,890
		5,194,836
France—0.8%
TOTAL SA - SP ADR	8,533	439,450
Hong Kong—2.9%
China Mobile Ltd. - SP ADR	7,012	307,266
China Unicom Hong Kong Ltd. - ADR	3,758	39,459
Galaxy Entertainment Group Ltd.	66,000	399,619
K Wah International Holdings Ltd.	763,000	442,141
Melco Resorts & Entertainment Ltd. - ADR	23,330	450,269
		1,638,754
Hungary—1.3%
OTP Bank PLC	14,646	610,779
Waberer's International Nyrt*	27,037	111,524
		722,303
India—5.3%
Aurobindo Pharma Ltd.	37,341	361,113
Gujarat State Petronet Ltd.	119,786	332,590
Infosys Ltd.	71,113	749,683
Reliance Industries Ltd.	31,671	607,440
Tech Mahindra Ltd.	38,167	416,779
Zee Entertainment Enterprises Ltd.	105,302	540,554
		3,008,159

Indonesia—0.1%
Bank Rakyat Indonesia Persero Tbk PT	298,400	85,982
Italy—0.3%
Eni SpA - SP ADR	4,983	149,341
Luxembourg—0.6%
PLAY Communications SA	51,483	351,931
Macao—1.7%
Wynn Macau Ltd.	461,600	986,260
Malaysia—0.5%
Genting Bhd	190,100	289,886
Mexico—2.6%
Concentradora Fibra Danhos SA de CV	246,800	303,860
Credito Real SAB de CV SOFOM ER	134,800	157,437
Fibra Uno Administracion SA de CV	268,800	343,839
Industrias Bachoco SAB de CV, Class B	45,700	199,950
Macquarie Mexico Real Estate Management SA de CV	447,200	467,765
		1,472,851
Netherlands—1.1%
DP Eurasia NV*	105,036	126,684
Heineken Holding NV	1,487	147,128
Heineken NV	3,231	339,144
		612,956
Philippines—0.4%
Robinsons Land Corp.	455,300	226,947
Poland—1.8%
Bank Polska Kasa Opieki SA	21,552	597,638
Dino Polska SA*	3,594	116,597
Powszechna Kasa Oszczednosci Bank Polski SA	28,196	289,118
		1,003,353
Portugal—1.1%
Jeronimo Martins SGPS SA	39,332	598,263
Russia—1.9%
Gazprom Neft PJSC	61,570	350,294
Sberbank of Russia PJSC - SP ADR	23,802	342,749
Yandex NV, Class A*	11,112	399,143
		1,092,186
Singapore—3.5%
DBS Group Holdings Ltd.	63,000	1,115,131
Genting Singapore Ltd.	526,800	333,203
United Overseas Bank Ltd.	31,000	531,040
		1,979,374
South Africa—8.6%
Adcock Ingram Holdings Ltd.	129,972	536,393
Astral Foods Ltd.	41,006	465,933
AVI Ltd.	32,029	196,621
Barloworld Ltd.	44,019	400,253
Clover Industries Ltd.	94,381	129,265
Distell Group Holdings Ltd.	11,296	99,015
JSE Ltd.	23,318	233,000
Liberty Holdings Ltd.	30,915	231,063
Motus Holdings Ltd.	42,810	253,774
Naspers Ltd. - SP ADR	11,873	533,929
Naspers Ltd., Class N	6,721	1,515,260
Oceana Group Ltd.	59,941	297,231
		4,891,737
South Korea—3.4%
DGB Financial Group, Inc.	43,233	293,245
Hyundai Hy Communications & Network Co. Ltd.	21,805	72,657
Hyundai Mobis Co. Ltd.	3,132	570,963
Industrial Bank of Korea	22,396	260,363
Innocean Worldwide, Inc.	2,287	133,083
KB Financial Group, Inc.	15,642	575,428
		1,905,739

Taiwan—1.0%
CTBC Financial Holding Co. Ltd.	455,000	302,033
Fubon Financial Holding Co. Ltd.	193,000	263,916
		565,949
Thailand—0.7%
Hana Microelectronics PCL	198,600	155,360
PTT PCL	58,300	85,057
Quality Houses PCL	1,836,500	175,116
		415,533
Turkey—1.5%
Mavi Giyim Sanayi Ve Ticaret AS, Class B*	81,327	477,469
Ulker Biskuvi Sanayi AS	120,792	395,002
		872,471
United Arab Emirates—1.7%
Aramex PJSC	493,674	575,259
Emaar Malls PJSC	734,971	386,686
		961,945
United Kingdom—0.4%
Atrium European Real Estate Ltd.*	59,653	220,584
United States—7.0%
AES Corp/VA	12,394	195,825
Air Lease Corp.	9,019	324,684
Broadcom, Inc.	350	88,074
FMC Corp.	3,687	270,810
Freeport-McMoRan, Inc.	3,875	37,626
Kosmos Energy Ltd.	42,769	263,457
Las Vegas Sands Corp.	29,270	1,609,850
National Energy Services Reunited Corp.*	61,754	557,639
Philip Morris International, Inc.	7,623	587,962
		3,935,927
TOTAL COMMON STOCKS
(Cost $38,108,838)		38,488,702
PREFERRED STOCKS—3.2%
Russia—0.6%
Sberbank of Russia PJSC, 5.876%	109,200	342,299
South Korea—2.6%
Samsung Electronics Co., Ltd., 4.084%	50,194	1,462,606
TOTAL PREFERRED STOCKS
(Cost $1,654,208)		1,804,905
WARRANTS—0.0%
Mexico—0.0%
Vista Oil & Gas SAB de CV *‡	13,133	2,680
TOTAL WARRANTS
(Cost $0)		2,680

SHORT-TERM INVESTMENTS—24.6%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, Institutional Class, 2.27%(a)	13,912,855	13,912,855
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,912,855)		13,912,855
TOTAL INVESTMENTS—95.8%
(Cost $53,675,901)		54,209,142
OTHER ASSETS IN EXCESS OF LIABILITIES—4.2%		2,380,773
NET ASSETS—100.0%		$56,589,915

ADR	American Depositary Receipt
PLC	Public Limited Company
PCL	Public Company Limited
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Seven-day yield as of May 31, 2019.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of May 31, 2019, these securities amounted to $2,680 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the portfolio of investments.

Contracts For Difference held by the Fund at May 31, 2019, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
Brazil
Mahle Metal Leve SA	Goldman Sachs	9/15/2020	2.44%	Monthly	67,000	$387,423	$24,505

China
Agricultural Bank of China	Goldman Sachs	9/15/2020	1.70	Monthly	676,000	290,100	(2,009)
Baidu Inc. - SP ADR	Goldman Sachs	12/31/2021	2.43	Monthly	914	100,540	(9,641)
China Railway Construction	Goldman Sachs	9/15/2020	1.70	Monthly	257,000	300,358	(12,818)
China Telecom Corp. Ltd., Class H	Goldman Sachs	12/31/2021	1.70	Monthly	84,000	42,211	560
Henan Shuang Inv.	Goldman Sachs	9/15/2020	2.44	Monthly	38,656	139,960	(595)
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	9/15/2020	2.44	Monthly	36,100	595,851	(18,592)
Kweichow Moutai Co. Ltd.	Goldman Sachs	9/15/2020	2.44	Monthly	7,400	950,793	(5,580)
SINOPEC Engineering	Goldman Sachs	9/15/2020	1.70	Monthly	423,500	344,937	(33,545)
Tencent Holdings Ltd.	Goldman Sachs	12/31/2021	1.70	Monthly	34,300	1,430,230	(56,793)
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	9/15/2020	2.44	Monthly	110,100	1,608,892	(47,728)
Yantai Jereh Oilfield, Class A	Goldman Sachs	9/15/2020	2.44	Monthly	47,200	149,698	95
						5,953,570	(186,646)
Egypt
Commercial International Bank Egypt SAE	Goldman Sachs	12/31/2021	2.43	Monthly	120,158	514,583	16,900

Hong Kong
Champion Real Estate Investement Trust	Goldman Sachs	9/15/2020	1.70	Monthly	523,000	425,721	(30,268)
Fortune Real Estate Investment Trust	Goldman Sachs	9/15/2020	1.70	Monthly	199,000	261,944	(13,021)
Hang Lung Properties	Goldman Sachs	9/15/2020	1.47	Monthly	125,000	263,738	(17,469)
Swire Properties Ltd.	Goldman Sachs	9/15/2020	1.70	Monthly	54,800	225,997	4,217
WH Group Ltd.	Goldman Sachs	9/15/2020	1.70	Monthly	900,500	810,570	(5,535)
Wharf Real Estate	Goldman Sachs	9/15/2020	1.70	Monthly	74,000	506,386	(27,498)
						2,494,356	(89,574)
Israel
Gazit Globe Ltd.	Goldman Sachs	9/15/2020	0.25	Monthly	51,562	414,245	900
Tamar Petroleum Ltd. NPV	Goldman Sachs	9/15/2020	0.25	Monthly	31,802	97,904	(4,951)
						512,149	(4,051)
Japan
Suzuki Motor Co.	Goldman Sachs	9/15/2020	-0.11	Monthly	11,600	548,906	(15,706)

Macao
MGM China Holdings	Goldman Sachs	9/15/2020	1.47	Monthly	178,400	275,671	(11,377)

Mexico
Grupo GicSA SA de CV	Goldman Sachs	12/31/2021	2.43	Monthly	1,162,300	355,829	(14,210)

South Korea
Bnk Financial Group	Goldman Sachs	9/15/2020	2.43	Monthly	65,121	377,423	(8,869)
Hana Financial Group, Inc.	Goldman Sachs	12/31/2021	2.43	Monthly	22,813	694,901	(19,950)
Samsung Electronics Co., Ltd.	Goldman Sachs	12/31/2021	2.43	Monthly	31,586	1,124,519	(17,412)
SK Hynix Inc.	Goldman Sachs	9/15/2020	2.43	Monthly	3,486	190,585	(14,743)
						2,387,428	(60,974)
Taiwan
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	12/31/2021	2.43	Monthly	142,251	1,051,284	(7,373)
Tripod Technology Corp.	Goldman Sachs	9/15/2020	2.43	Monthly	132,000	417,436	21,552
						1,468,720	14,179
United Kingdom
Georgia Capital	Goldman Sachs	9/15/2020	0.73	Monthly	26,832	328,030	(2,881)
TBC Bank Group PLC	Goldman Sachs	9/15/2020	0.73	Monthly	22,932	474,599	(11,802)
Tullow Oil PLC	Goldman Sachs	9/15/2020	0.73	Monthly	55,270	138,627	(23,110)
						941,256	(37,793)
Total Long						15,839,891	(364,747)

Short
Australia
Fortescue Metals Group Ltd.	Goldman Sachs	9/15/2020	1.50	Monthly	(32,659)	$(181,608)	$7,048

Brazil
Gerdau SA - SP ADR	Goldman Sachs	9/15/2020	2.39	Monthly	(56,829)	(197,765)	(1,118)
Raia Drogasil SA	Goldman Sachs	9/15/2020	2.39	Monthly	(26,900)	(474,321)	(30,761)
						(672,086)	(31,879)
Canada
Franco Nevada Corp. Com.	Goldman Sachs	9/15/2020	1.73	Monthly	(6,255)	(482,962)	(7,089)

Chile
Sociedad Quimica Mineral	Goldman Sachs	9/15/2020	2.39	Monthly	(9,491)	(287,862)	18,092

China
AAC Technologies Holdings	Goldman Sachs	9/15/2020	1.47	Monthly	(79,000)	(419,435)	20,172
China International Capital Corp. Ltd. Class H	Goldman Sachs	9/15/2020	1.47	Monthly	(198,400)	(360,991)	11,104
China Life Insurance Co., Ltd., Class H	Goldman Sachs	12/31/2021	1.47	Monthly	(100,000)	(232,930)	304
China Pacific Insurance Group, Ltd., Class H	Goldman Sachs	12/31/2021	1.47	Monthly	(115,000)	(426,093)	(5,123)
Cosco Shipping Holdings Co., Ltd.	Goldman Sachs	9/15/2020	1.47	Monthly	(1,062,500)	(392,435)	5,819
Dongfang Electric Corp. Ltd., Class H	Goldman Sachs	12/31/2021	1.47	Monthly	(312,600)	(204,331)	3,152
Huadian Power International Corp. Ltd., Class H	Goldman Sachs	12/31/2021	1.47	Monthly	(970,000)	(401,616)	(35,766)
Huaneng Power International Inc., Class H	Goldman Sachs	12/31/2021	1.47	Monthly	(568,000)	(358,058)	(29,573)
Meituan Dianping	Goldman Sachs	9/15/2020	1.47	Monthly	(26,337)	(203,297)	(967)
New China Life Insurance Co., Ltd., Class H	Goldman Sachs	12/31/2021	1.47	Monthly	(96,100)	(446,992)	(3,748)
Nio Inc. - SP ADR	Goldman Sachs	9/15/2020	2.39	Monthly	(26,419)	(80,578)	27,073
Parkson Retail Group Ltd.	Goldman Sachs	12/31/2021	1.47	Monthly	(850,000)	(60,701)	1,014
Pinduoduo Inc. - SP ADR	Goldman Sachs	9/15/2020	2.39	Monthly	(14,007)	(272,016)	23,769
Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	12/31/2020	1.47	Monthly	(382,500)	(460,345)	(42,409)
Shanghai Electric, Class H	Goldman Sachs	9/15/2020	1.47	Monthly	(1,240,000)	(438,322)	(5,988)
Zhaojin Mining	Goldman Sachs	9/15/2020	1.47	Monthly	(291,500)	(268,592)	(15,799)
						(5,026,732)	(46,966)
France
Edenred	Goldman Sachs	9/15/2020	-0.37	Monthly	(5,521)	(251,863)	(8,196)

Hong Kong
China Power International	Goldman Sachs	9/15/2020	1.47	Monthly	(1,740,000)	(450,976)	(25,910)
China Resources Beer Holdings Co., Ltd.	Goldman Sachs	12/31/2021	1.47	Monthly	(100,000)	(437,571)	(14,999)
Fullshare Holdings	Goldman Sachs	9/15/2020	1.47	Monthly	(1,050,000)	(97,627)	13,340
HK Electric Investments & HK Electric Investments Ltd.	Goldman Sachs	12/31/2021	1.47	Monthly	(435,000)	(426,080)	(1,531)
Hong Kong & China Gas Co., Ltd.	Goldman Sachs	12/31/2021	1.47	Monthly	(146,652)	(324,206)	2,056
Lee & Man Paper	Goldman Sachs	9/15/2020	1.47	Monthly	(328,000)	(213,654)	(243)
Nine Dragons Paper	Goldman Sachs	9/15/2020	1.47	Monthly	(286,000)	(228,014)	16,784
Sinofert Holdings Ltd.	Goldman Sachs	9/15/2020	1.47	Monthly	(2,946,000)	(342,413)	(12,827)
Xiaomi Corp., Class B	Citigroup	9/15/2020	0.00	Monthly	(292,200)	(357,930)	9,217
						(2,878,471)	(14,113)
India
Axis Bank	Goldman Sachs	9/15/2020	2.39	Monthly	(2,580)	(149,640)	(6,549)
Dr. Reddys Labs Ltd.	Goldman Sachs	9/15/2020	2.39	Monthly	(10,601)	(404,004)	(1,054)
ICICI Bank Ltd. - SP ADR	Goldman Sachs	9/15/2020	2.39	Monthly	(11,389)	(136,668)	(4,369)
						(690,312)	(11,972)
Indonesia
PT Bank Mandiri TBK	Macquarie	9/15/2020	2.39	Monthly	(312,200)	(168,866)	(17,370)
Unilever Indonesia TBK PT	Macquarie	9/18/2019	2.39	Monthly	(142,100)	(445,075)	(36,220)
						(613,941)	(53,590)
Mexico
El Puerto de Liver	Goldman Sachs	9/15/2020	2.39	Monthly	(73,300)	(410,282)	25,897
Grupo Televisa SAB - SP ADR	Goldman Sachs	9/15/2020	2.39	Monthly	(22,098)	(205,290)	(7,200)
Kimberly-Clark MXC	Goldman Sachs	9/15/2020	2.39	Monthly	(245,200)	(442,264)	8,382
Telesites SAB CV	Goldman Sachs	9/15/2020	2.39	Monthly	(627,000)	(406,616)	33,372
						(1,464,452)	60,451
Norway
Yara International	Goldman Sachs	9/15/2020	1.00	Monthly	(10,104)	(434,046)	3,127

Philippines
BDO Unibank Inc.	Macquarie	9/18/2019	2.40	Monthly	(135,600)	(358,999)	(15,594)

Poland
CD Projekt SA	Goldman Sachs	9/15/2020	2.39	Monthly	(8,011)	(435,128)	(10,096)
KGHM Polska Miedz	Goldman Sachs	9/15/2020	2.39	Monthly	(7,898)	(195,674)	(67)
PKN Orlen SA	Goldman Sachs	9/15/2020	2.39	Monthly	(5,430)	(137,011)	(6,634)
						(767,813)	(16,797)
Singapore
Golden Agri-Resources	Goldman Sachs	9/15/2020	2.09	Monthly	(1,968,100)	(379,463)	12,976
Sats Ltd. NPV	Goldman Sachs	9/15/2020	2.09	Monthly	(115,300)	(426,133)	(282)
SembCorp. Marine Ltd.	Morgan Stanley	12/31/2021	2.09	Monthly	(370,000)	(376,219)	31,385
Singapore Press Holdings Ltd.	Goldman Sachs	9/15/2020	2.09	Monthly	(54,900)	(93,623)	(2,128)
						(1,275,438)	41,951
South Africa
MMI Holdings Ltd.	Goldman Sachs	9/15/2020	6.60	Monthly	(190,205)	(244,836)	(5,567)
Nampak	Goldman Sachs	9/15/2020	6.60	Monthly	(220,600)	(160,533)	3,534
Rand Merchant Investment Holdings Ltd.	Goldman Sachs	9/15/2020	6.60	Monthly	(157,095)	(354,969)	4,581
Tiger Brands Ltd.	Goldman Sachs	9/15/2020	6.60	Monthly	(11,724)	(177,131)	9,951
Truworths International Ltd.	Goldman Sachs	9/15/2020	6.60	Monthly	(38,653)	(190,511)	(6,319)
						(1,127,980)	6,180
South Korea
Amorepacific Group	Goldman Sachs	9/15/2020	2.39	Monthly	(4,228)	(230,023)	9,714
Asiana Airlines	Goldman Sachs	9/15/2020	2.39	Monthly	(40,624)	(204,525)	(15,480)
Celltrion Health	Macquarie	9/18/2019	2.39	Monthly	(4,601)	(220,078)	6,166
Celltrion Inc.	Goldman Sachs	9/15/2020	2.39	Monthly	(2,057)	(328,012)	(16,242)
CJ CGV Co., Ltd.	Morgan Stanley	9/15/2020	2.38	Monthly	(3,786)	(112,466)	63
EO Technics Co., Ltd.	Goldman Sachs	9/15/2020	2.39	Monthly	(2,879)	(140,216)	8,118
Hite Jinro Co. Ltd.	Goldman Sachs	9/15/2020	2.39	Monthly	(5,705)	(95,559)	2,228
Oil Corp. SWAP	Goldman Sachs	9/15/2020	2.39	Monthly	(4,814)	(337,538)	887
Paradise Co. Ltd.	Morgan Stanley	12/31/2021	2.38	Monthly	(30,975)	(399,607)	39,330
Samsung BioLogics Co. Ltd.	Goldman Sachs	9/15/2020	2.39	Monthly	(1,438)	(361,643)	(7,507)
Sillajen Inc.	Goldman Sachs	9/15/2020	2.39	Monthly	(4,912)	(226,439)	624
SK Innovation Co. Ltd.	Macquarie	9/18/2019	2.39	Monthly	(1,458)	(202,148)	(1,932)
SK Networks Co. Ltd.	Morgan Stanley	9/15/2020	2.38	Monthly	(74,659)	(302,759)	10,330
						(3,161,013)	36,299
Taiwan
Advantech Co., Ltd.	Goldman Sachs	9/15/2020	2.39	Monthly	(23,000)	(192,589)	(14,136)
AU Optronics Corp.	Goldman Sachs	9/15/2020	2.39	Monthly	(1,012,000)	(299,360)	(1,499)
Cheng Shin Rubber	Goldman Sachs	9/15/2020	2.39	Monthly	(340,000)	(431,216)	7,661
China Airlines	Goldman Sachs	9/15/2020	2.39	Monthly	(1,267,000)	(390,376)	(7,558)
Eclat Textile Co., Ltd.	Goldman Sachs	9/18/2019	2.39	Monthly	(18,000)	(232,347)	9,698
First Financial Holding Co.	Goldman Sachs	9/15/2020	2.39	Monthly	(543,000)	(388,292)	(5,345)
						(1,934,180)	(11,179)
Thailand
Airports of Thailand PCL	Morgan Stanley	9/15/2020	2.38	Monthly	(205,300)	(413,440)	15,969
Bumrungrad Hospital	Morgan Stanley	9/15/2020	2.38	Monthly	(68,300)	(362,185)	(5,426)
						(775,625)	10,543
Total Short						(22,385,383)	(33,684)
Net unrealized gain/(loss) on Contracts For Difference							$(398,431)

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Emerging Markets Long/Short Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Belgium	$1,636,628	$1,636,628	$-	$-
Brazil	2,965,504	2,965,504	-	-
Chile	263,853	263,853	-	-
China	5,194,836	3,780,904	1,413,932	-
France	439,450	439,450	-	-
Hong Kong	1,638,754	796,994	841,760	-
Hungary	722,303	111,524	610,779	-
India	3,008,159	332,590	2,675,569	-
Indonesia	85,982	-	85,982	-
Italy	149,341	149,341	-	-
Luxembourg	351,931	-	351,931	-
Macao	986,260	-	986,260	-
Malaysia	289,886	-	289,886	-
Mexico	1,472,851	1,472,851	-	-
Netherlands	612,956	126,684	486,272	-
Philippines	226,947	226,947	-	-
Poland	1,003,353	289,118	714,235	-
Portugal	598,263	-	598,263	-
Russia	1,092,186	741,892	350,294	-
Singapore	1,979,374	-	1,979,374	-
South Africa	4,891,737	3,701,317	1,190,420	-
South Korea	1,905,739	133,083	1,772,656	-
Taiwan	565,949	-	565,949	-
Thailand	415,533	-	415,533	-
Turkey	872,471	395,002	477,469	-
United Arab Emirates	961,945	575,259	386,686	-
United Kingdom	220,584	220,584	-	-
United States	3,935,927	3,935,927	-	-
Preferred Stock
Russia	342,299	-	342,299	-
South Korea	1,462,606	-	1,462,606	-
Warrant	2,680	-	-	2,680
Short-Term Investments	13,912,855	13,912,855	-	-
Contracts For Difference
Equity Contracts	471,666	-	471,666	-
Total Assets*	$54,680,808	$36,208,307	$18,469,821	$2,680

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Contracts For Difference
Equity Contracts	$(870,097)	$-	$(870,097)	$-
Total Liabilities*	$(870,097)	$-	$(870,097)	$-

* Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price;
the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.  The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

As of May 31, 2019, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

BOSTON PARTNERS INVESTMENT FUNDS

WPG PARTNERS SMALL/MICRO CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—96.5%
Basic Industries—4.3%
Allegheny Technologies, Inc.*(a)	12,598	$269,723
Haynes International, Inc.	7,975	232,312
PH Glatfelter Co.	6,199	90,381
Schweitzer-Mauduit International, Inc.(a)	13,172	412,152
		1,004,568
Capital Goods—13.9%
Argan, Inc.	2,427	111,472
Astec Industries, Inc.	3,200	94,176
Carpenter Technology Corp.(a)	3,576	145,043
Dycom Industries, Inc.*	5,173	269,875
FreightCar America, Inc.*	29,160	175,835
Granite Construction, Inc.	6,942	278,999
Great Lakes Dredge & Dock Corp.*	20,990	223,334
KBR, Inc.(a)	33,612	746,859
Landec Corp.*(a)	30,340	300,973
Matrix Service Co.*	11,101	200,928
Orion Group Holdings, Inc.*	50,137	123,838
PGT Innovations, Inc.*	10,291	153,953
Tutor Perini Corp.*(a)	26,689	388,058
		3,213,343
Communications—0.5%
Ooma, Inc.*	9,166	105,867
Consumer Durables—1.9%
Libbey, Inc.*(a)	39,407	73,297
Tower International, Inc.	14,309	249,406
TRI Pointe Group, Inc.*(a)	8,862	109,002
		431,705
Consumer Non-Durables—2.5%
Farmer Brothers Co.*	13,466	246,697
Fresh Del Monte Produce, Inc.(a)	13,550	339,021
		585,718
Consumer Services—6.5%
American Public Education, Inc.*	5,894	164,914
Covanta Holding Corp.(a)	11,597	195,526
Del Taco Restaurants, Inc.*	21,510	232,738
ICF International, Inc.(a)	6,665	485,812
MDC Partners, Inc., Class A*	30,540	85,512
Tile Shop Holdings, Inc.(a)	42,052	175,777
Vectrus, Inc.*	5,014	176,944
		1,517,223

Energy—6.5%
Gulfport Energy Corp.*(a)	31,487	172,234
HighPoint Resources Corp.*(a)	124,352	232,538
Mammoth Energy Services, Inc.	24,681	259,150
McDermott International, Inc.*(a)	51,055	308,372
Montage Resources Corp.*	5,823	45,478
Newpark Resources, Inc.*(a)	20,571	143,791
Solaris Oilfield Infrastructure, Inc. Class A(a)	8,616	122,606
Superior Energy Services, Inc.*	43,063	69,762
TETRA Technologies, Inc.*(a)	98,833	152,203
		1,506,134
Finance—28.9%
Ameris Bancorp(a)	9,113	321,598
Argo Group International Holdings Ltd.	2,539	178,974
Banner Corp.	9,774	493,196
Central Pacific Financial Corp.	16,915	470,068
Essent Group Ltd.*	6,659	312,640
First Foundation, Inc.	22,811	299,052
First Interstate BancSystem, Inc., Class A	9,875	364,486
Hanover Insurance Group Inc., (The)	1,544	188,615
HomeStreet, Inc.*	20,516	583,680
Kearny Financial Corp.(a)	10,456	140,215
Kemper Corp.(a)	7,343	609,396
Kennedy-Wilson Holdings, Inc.	9,926	203,979
Ladder Capital Corp.	13,568	215,731
MGIC Investment Corp.*	33,298	451,188
National Bank Holdings Corp., Class A(a)	11,860	416,168
Origin Bancorp, Inc.(a)	6,490	216,506
Peapack Gladstone Financial Corp.	11,370	307,445
Popular, Inc.	14,003	731,097
United Community Banks, Inc.	7,647	202,722
		6,706,756
Health Care—1.5%
Accuray, Inc.*	46,800	173,628
PetIQ, Inc.*	6,358	166,770
		340,398
Real Estate Investment Trusts—10.5%
Brixmor Property Group, Inc.	14,940	256,221
Equity Commonwealth	9,343	304,302
Essential Properties Realty Trust, Inc.	22,782	484,345
Industrial Logistics Properties Trust	14,053	265,040
Investors Real Estate Trust	6,084	352,203
NexPoint Residential Trust, Inc.	4,887	195,871
Piedmont Office Realty Trust, Inc., Class A(a)	19,262	391,596
UMH Properties, Inc.(a)	13,243	176,264
		2,425,842

Technology—9.2%
CommVault Systems, Inc.*	2,838	130,690
Extreme Networks, Inc.*	28,006	157,674
Generac Holdings, Inc.*	9,851	543,283
MicroStrategy, Inc., Class A*	2,437	323,902
NeoPhotonics Corp.*	35,157	136,761
NetScout Systems, Inc.*(a)	15,016	368,042
Parsons Corp.*	3,145	99,854
Plantronics, Inc.	5,035	206,787
SMART Global Holdings, Inc.*	9,954	169,516
		2,136,509
Transportation—6.4%
Air Transport Services Group, Inc.*	5,086	111,587
Ardmore Shipping Corp.*	43,667	307,415
Scorpio Tankers, Inc.	13,525	352,056
Spirit Airlines, Inc.*(a)	6,751	311,086
StealthGas, Inc.*	49,995	170,983
YRC Worldwide, Inc.*(a)	51,526	219,501
		1,472,628
Utilities—3.9%
ALLETE, Inc.(a)	1,848	151,333
El Paso Electric Co.	2,217	129,030
NorthWestern Corp.	2,633	186,785
Portland General Electric Co.(a)	3,671	194,049
South Jersey Industries, Inc.(a)	7,426	234,290
		895,487
TOTAL COMMON STOCKS
(Cost $22,431,692)		22,342,178
WARRANTS—0.0%
Energy—0.0%
TETRA Technologies, Inc. *‡	20,950	2,304
TOTAL WARRANTS
(Cost $4,475)		2,304

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—24.1%
Mount Vernon Liquid Assets Portfolio, LLC, 2.54%(b)	5,589,375	5,589,375
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $5,589,375)		5,589,375
SHORT-TERM INVESTMENTS—4.2%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, Institutional Class, 2.27%(b)	963,516	963,516
TOTAL SHORT-TERM INVESTMENTS
(Cost $963,516)		963,516
TOTAL INVESTMENTS—124.8%
(Cost $28,989,058)		28,897,373
LIABILITIES IN EXCESS OF OTHER ASSETS—(24.8)%		(5,734,125)
NET ASSETS—100.0%		$23,163,248

*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2019, the market value of securities on loan was $5,366,233.
(b)	Seven-day yield as of May 31, 2019.
‡
Security has been valued at fair market value as determined in good faith by or under the direction of The RBB fund, inc.’s
Board of Directors. As of May 31, 2019, these securities amounted to $2,304 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS
WPG PARTNERS SMALL/MICRO CAP VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The WPG Partners Small/Micro Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Basic Industries	$1,004,568	$1,004,568	$-	$-	$-
Capital Goods	3,213,343	3,213,343	-	-	-
Communications	105,867	105,867	-	-	-
Consumer Durables	431,705	431,705	-	-	-
Consumer Non-Durables	585,718	585,718	-	-	-
Consumer Services	1,517,223	1,517,223	-	-	-
Energy	1,506,134	1,506,134	-	-	-
Finance	6,706,756	6,706,756	-	-
Health Care	340,398	340,398	-	-	-
Real Estate Investment Trusts	2,425,842	2,425,842	-	-	-
Technology	2,136,509	2,136,509	-	-	-
Transportation	1,472,628	1,472,628	-	-	-
Utilities	895,487	895,487	-	-	-
Warrants	2,304	-	-	2,304	-
Investments Purchased with Proceeds from Securities Lending Collateral	5,589,375	-	-	-	5,589,375
Short-Term Investments	963,516	963,516	-	-	-
Total Assets**	$28,897,373	$23,305,694	$-	$2,304	$5,589,375

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy to the amounts presented in the Portfolio of Investments

** Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

As of May 31, 2019, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—84.8%
Belgium—2.9%
Anheuser-Busch InBev - SP ADR	3,283	$267,236
Brazil—6.1%
Ambev SA	43,800	196,120
LOG Commercial Properties e Participacoes SA	7,500	36,296
Mahle-Metal Leve SA	11,500	66,498
Petroleo Brasileiro SA - SP ADR	3,369	48,615
Qualicorp SA	11,800	60,203
Tegma Gestao Logistica SA	3,800	26,941
TIM Participacoes SA	21,300	59,276
Tupy SA	5,000	24,682
Vale SA - SP ADR*	3,229	40,266
		558,897
Chile—0.5%
Geopark Ltd.*	2,864	45,280
China—13.2%
Agricultural Bank of China Ltd., Class H	113,000	48,493
Alibaba Group Holding Ltd. - SP ADR*	3,014	449,870
Anton Oilfield Services*	440,000	55,899
Baidu, Inc. - SP ADR*	149	16,390
China Construction Bank Corp., Class H	49,000	38,791
China Meidong Auto Holdings Ltd.*	96,000	56,820
China Telecom Corp. Ltd., Class H	14,000	7,035
CRRC Corp. Ltd., Class H	70,000	60,065
Momo, Inc. - SP ADR	998	27,515
Ping An Insurance Group Co. of China Ltd., Class H	5,000	55,481
Sinopec Engineering Group Co. Ltd., Class H	71,000	57,829
Tencent Holdings Ltd.	6,300	262,695
Tencent Holdings Ltd. - ADR	1,917	80,054
		1,216,937
Egypt—0.9%
Commercial International Bank Egypt SAE	20,297	86,924
France—0.8%
Total SA - SP ADR	1,441	74,211
Hong Kong—4.4%
China Mobile Ltd. - SP ADR	1,149	50,349
China Unicom Hong Kong Ltd. - ADR	615	6,457
Galaxy Entertainment Group Ltd.	11,000	66,603
K Wah International Holdings Ltd.	129,000	74,753
Melco Resorts & Entertainment Ltd. - ADR	3,904	75,347
WH Group Ltd.	147,500	132,770
		406,279
Hungary—1.3%
OTP Bank PLC	2,418	100,837
Waberer's International Nyrt*	4,024	16,599
		117,436
India—5.4%
Aurobindo Pharma Ltd.	6,427	62,153
Gujarat State Petronet Ltd.	20,320	56,419
Infosys Ltd. - SP ADR	11,465	120,039
Reliance Industries Ltd.	5,255	100,789
Tech Mahindra Ltd.	6,242	68,162
Zee Entertainment Enterprises Ltd.	17,361	89,121
		496,683

Indonesia—0.1%
Bank Rakyat Indonesia Persero Tbk PT	49,400	14,234
Italy—0.3%
Eni SpA - SP ADR	816	24,456
Japan—1.0%
Suzuki Motor Corp.	1,900	89,907
Luxembourg—0.6%
PLAY Communications SA	8,323	56,895
Macao—1.7%
Wynn Macau Ltd.	74,800	159,819
Malaysia—0.5%
Genting Bhd	32,100	48,950
Mexico—3.3%
Concentradora Fibra Danhos SA de CV	41,100	50,602
Credito Real SAB de CV SOFOM ER	22,400	26,162
Fibra Uno Administracion SA de CV	44,900	57,434
Grupo GICSA SA de CV*	195,100	59,728
Industrias Bachoco SAB de CV	7,400	32,377
Macquarie Mexico Real Estate Management SA de CV	74,800	78,240
		304,543
Netherlands—1.1%
DP Eurasia NV*	17,325	20,896
Heineken Holding NV	245	24,241
Heineken NV	541	56,786
		101,923
Philippines—0.4%
Robinsons Land Corp.	78,300	39,029
Poland—1.8%
Bank Polska Kasa Opieki SA	3,518	97,554
Dino Polska SA*	583	18,914
Powszechna Kasa Oszczednosci Bank Polski SA	4,571	46,871
		163,339
Portugal—1.1%
Jeronimo Martins SGPS SA	6,441	97,971
Russia—1.4%
Sberbank of Russia PJSC - SP ADR	4,051	58,334
Yandex NV, Class A*	1,890	67,889
		126,223
Singapore—3.5%
DBS Group Holdings Ltd.	10,200	180,545
Genting Singapore Ltd.	89,700	56,735
United Overseas Bank Ltd.	5,100	87,365
		324,645
South Africa—8.7%
Adcock Ingram Holdings Ltd.	19,913	82,181
Astral Foods Ltd.	6,796	77,220
AVI Ltd.	5,454	33,481
Barloworld Ltd.	7,461	67,841
Clover Industries Ltd.	15,040	20,599
Distell Group Holdings Ltd.	1,768	15,497
JSE Ltd.	3,781	37,781
Liberty Holdings Ltd.	5,306	39,658
Motus Holdings Ltd.	7,179	42,556
Naspers Ltd., Class N - SP ADR	1,966	88,411
Naspers Ltd., Class N	1,091	245,968
Oceana Group Ltd.	8,995	44,604
		795,797

South Korea—7.7%
BNK Financial Group, Inc.	10,985	63,666
DGB Financial Group, Inc.	7,329	49,712
Hana Financial Group, Inc.	3,731	113,649
Hyundai Hy Communications & Network Co. Ltd.	3,498	11,656
Hyundai Mobis Co. Ltd.	512	93,338
Industrial Bank of Korea	3,742	43,502
Innocean Worldwide	376	21,880
KB Financial Group, Inc.	2,557	94,065
Samsung Electronics Co., Ltd.	5,165	183,883
SK Hynix, Inc.	587	32,092
		707,443
Taiwan—3.0%
CTBC Financial Holding Co. Ltd.	74,000	49,122
Fubon Financial Holding Co. Ltd.	33,000	45,126
Taiwan Semiconductor Manufacturing Co. Ltd.	24,000	177,368
		271,616
Thailand—0.8%
Hana Microelectronics PCL	34,200	26,754
PTT PCL	9,500	13,860
Quality Houses PCL	306,000	29,178
		69,792
Turkey—1.6%
Mavi Giyim Sanayi Ve Ticaret AS, Class B*	13,849	81,307
Ulker Biskuvi Sanayi AS	20,720	67,757
		149,064
United Arab Emirates—1.7%
Aramex PJSC	79,749	92,928
Emaar Malls PJSC	121,389	63,866
		156,794
United Kingdom—1.9%
Atrium European Real Estate Ltd.*	9,980	36,904
Georgia Capital PLC*	4,454	54,451
TBC Bank Group PLC	3,871	80,114
		171,469
United States—7.1%
AES Corp.	2,052	32,422
AIR LEASE Corp.	1,526	54,936
Broadcom, Inc.	57	14,344
FMC Corp.	632	46,420
Freeport-McMoRan, Inc.	635	6,166
Kosmos Energy Ltd.	7,352	45,288
Las Vegas Sands Corp.	4,730	260,150
National Energy Services Reunited Corp.*	10,115	91,338
Philip Morris International, Inc.	1,307	100,809
		651,873
TOTAL COMMON STOCKS
(Cost $8,127,570)		7,795,665

SHORT-TERM INVESTMENTS—13.2%
Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 2.27%(a)	1,208,515	1,208,515
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,208,515)		1,208,515
TOTAL INVESTMENTS—98.0%
(Cost $9,336,085)		9,004,180
OTHER ASSETS IN EXCESS OF LIABILITIES—2.0%		183,987
NET ASSETS—100.0%		$9,188,167

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	Seven-day yield as of May 31, 2019.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the portfolio of investments.

Contracts For Difference held by the Fund at May 31, 2019, are as follows:

					NUMBER OF		UNREALIZED
		EXPIRATION	FINANCING	PAYMENT	CONTRACTS	NOTIONAL	APPRECIATION
REFERENCE COMPANY	COUNTERPARTY	DATE	RATE	FREQUENCY	LONG/(SHORT)	AMOUNT	(DEPRECIATION)
Long
China
Henan Shuang Inv.	Goldman Sachs	9/15/2020	2.44%	Monthly	6,400	$ 23,172	$(105)
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	9/15/2020	2.44	Monthly	5,900	97,383	(3,068)
Kweichow Moutai	Goldman Sachs	9/15/2020	2.44	Monthly	1,200	154,183	(950)
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	9/15/2020	2.44	Monthly	18,300	267,418	(8,016)
Yantai Jereh Oilfield	Goldman Sachs	9/15/2020	2.44	Monthly	7,800	24,738	8
						566,894	(12,131)
Hong Kong
Champion REIT	Goldman Sachs	9/15/2020	1.70	Monthly	89,000	72,446	(5,150)
China Railway Construction	Goldman Sachs	9/15/2020	1.70	Monthly	44,500	52,008	(2,219)
Fortune Real Estate Investors NPV REIT	Goldman Sachs	9/15/2020	1.70	Monthly	34,000	44,754	(2,225)
Hang Lung Properties Ltd.	Goldman Sachs	9/15/2020	1.89	Monthly	21,000	44,308	(2,941)
MGM China Holdings	Goldman Sachs	9/15/2020	1.70	Monthly	29,200	45,121	(1,871)
Swire Properties Ltd.	Goldman Sachs	9/15/2020	1.70	Monthly	9,200	37,941	708
Wharf Real Estate	Goldman Sachs	9/15/2020	1.70	Monthly	11,000	75,273	(4,088)
						371,851	(17,786)
Israel
Gazit-Globe Ltd.	Goldman Sachs	9/15/2020	0.25	Monthly	8,124	65,267	141
Tamar Petroleum Ltd.	Goldman Sachs	9/15/2020	0.25	Monthly	5,153	15,864	(802)
						81,131	(661)
Russia
Gazprom Neft	Goldman Sachs	9/15/2020	2.43	Monthly	10,290	58,544	(112)
Sberbank of Russia PJSC	Goldman Sachs	9/15/2020	2.43	Monthly	18,590	58,272	(241)
						116,816	(353)
South Korea
Samsung Electronics Co., Ltd.	Goldman Sachs	9/15/2020	2.43	Monthly	8,067	235,065	(205)

Taiwan
Tripod Technology Corp.	Goldman Sachs	9/15/2020	2.43	Monthly	22,000	69,573	3,575

United Kingdom
El Tullow Oil PLC	Goldman Sachs	9/15/2020	0.73	Monthly	9,048	22,694	(3,783)
Total Long						1,464,024	(31,344)
Net unrealized gain/(loss) on Contracts For Difference							$(31,344)

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS EMERGING MARKETS FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Emerging Markets Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Belgium	$267,236	$267,236	$-	$-
Brazil	558,897	558,897	-	-
Chile	45,280	45,280	-	-
China	1,216,937	630,649	586,288	-
Egypt	86,924	86,924	-	-
France	74,211	74,211	-	-
Hong Kong	406,279	132,153	274,126	-
Hungary	117,436	16,599	100,837	-
India	496,683	176,458	320,225	-
Indonesia	14,234	-	14,234	-
Italy	24,456	24,456	-	-
Japan	89,907	-	89,907	-
Luxembourg	56,895	-	56,895	-
Macao	159,819	-	159,819	-
Malaysia	48,950	-	48,950	-
Mexico	304,543	304,543	-	-
Netherlands	101,923	20,896	81,027	-
Philippines	39,029	39,029	-	-
Poland	163,339	46,871	116,468	-
Portugal	97,971	-	97,971	-
Russia	126,223	126,223	-	-
Singapore	324,645	-	324,645	-
South Africa	795,797	357,251	438,546	-
South Korea	707,443	21,880	685,563	-
Taiwan	271,616	-	271,616	-
Thailand	69,792	-	69,792	-
Turkey	149,064	67,757	81,307	-
United Arab Emirates	156,794	92,928	63,866	-
United Kingdom	171,469	91,355	80,114	-
United States	651,873	651,873	-	-
Short-Term Investments	1,208,515	1,208,515	-	-
Contracts For Difference
Equity Contracts	4,432	-	4,432	-
Total Assets*	$9,008,612	$5,041,984	$3,966,628	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Contracts For Difference
Equity Contracts	$(35,776)	$-	$(35,776)	$-
Total Liabilities*	$(35,776)	$-	$(35,776)	$-

* Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantlyfrom the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.  The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

As of May 31, 2019, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—86.2%
Bermuda—1.3%
Axis Capital Holdings Ltd.	368	$21,926
Everest Re Group Ltd.	1,214	300,659
		322,585
Canada—2.8%
Barrick Gold Corp.	15,046	187,129
Canadian Natural Resources Ltd.	10,873	293,706
Nutrien Ltd.	2,293	111,761
Stars Group, Inc. (The)*	6,357	105,307
		697,903
Denmark—1.3%
AP Moller - Maersk A/S, Class B	100	106,788
Novo Nordisk A/S, Class B	4,409	207,480
		314,268
France—5.5%
Capgemini SA	2,383	266,406
Cie Generale des Etablissements Michelin SCA	1,060	121,564
Danone SA	4,497	359,219
Kering SA	171	89,005
TOTAL SA	7,169	371,698
Vinci SA	1,603	158,075
		1,365,967
Hong Kong—1.2%
CK Hutchison Holdings Ltd.	22,500	212,521
Melco Resorts & Entertainment Ltd. - ADR	4,255	82,121
		294,642
Hungary—0.3%
OTP Bank PLC	2,035	84,865
Ireland—1.9%
AIB Group PLC	27,323	112,403
Bank of Ireland Group PLC	19,636	104,961
CRH PLC	7,868	246,406
		463,770
Japan—7.0%
Asahi Group Holdings Ltd.	3,400	149,294
Haseko Corp.	11,900	118,105
Hitachi Ltd.	6,700	225,609
Matsumotokiyoshi Holdings Co., Ltd.	3,500	102,802
Mitsubishi Estate Co., Ltd.	3,200	58,698
Mitsui & Co., Ltd.	9,700	148,946
Nippon Telegraph & Telephone Corp.	5,800	259,499
Seven & i Holdings Co., Ltd.	5,100	171,658
Shionogi & Co., Ltd.	2,600	141,766
Sony Corp.	4,200	201,280
Sumitomo Mitsui Financial Group, Inc.	4,400	152,468
		1,730,125
Mexico—0.4%
Cemex SAB de CV - SP ADR*	21,614	89,050

Netherlands—2.9%
ING Groep NV	15,272	164,958
Koninklijke KPN NV	47,386	144,667
NXP Semiconductors NV	1,315	115,931
Royal Dutch Shell PLC, Class A	9,244	286,335
		711,891
South Korea—0.3%
KT Corp. - SP ADR	5,560	66,942
Spain—0.5%
Ferrovial SA	5,781	137,793
Switzerland—1.8%
Roche Holding AG	539	141,570
STMicroelectronics NV	6,948	105,062
Swiss Re AG	2,007	190,424
		437,056
United Kingdom—9.1%
Avast PLC	18,116	70,771
Aviva PLC	35,239	180,152
Cineworld Group PLC	36,150	135,423
Coca-Cola European Partners PLC	4,267	236,392
GlaxoSmithKline PLC	11,151	215,282
HSBC Holdings PLC	18,548	151,192
Imperial Brands PLC	13,191	318,964
Lloyds Banking Group PLC	233,227	168,578
Nomad Foods Ltd.*	6,058	128,551
Tesco PLC	49,086	140,219
Tullow Oil PLC	47,435	118,975
Unilever PLC	5,165	315,096
Vodafone Group PLC	44,770	73,093
		2,252,688
United States—49.9%
Allstate Corp. (The)	2,782	265,709
Alphabet, Inc., Class C*	379	418,276
American Express Co.	3,153	361,681
Anthem, Inc.	455	126,481
Berkshire Hathaway, Inc., Class B*	3,521	695,116
Biogen, Inc.*	677	148,459
Chubb Ltd.	2,041	298,129
Cigna Corp.	1,153	170,667
Cisco Systems, Inc.	5,493	285,801
Citigroup, Inc.	3,074	191,049
Comcast Corp., Class A	9,670	396,470
CVS Health Corp.	6,401	335,220
Diamondback Energy, Inc.	1,583	155,229
Dover Corp.	1,820	162,726
DowDuPont, Inc.	11,531	351,926
Eaton Corp. PLC	4,708	350,699
Fox Corp., Class A	7,780	274,089
Goldman Sachs Group Inc., (The)	907	165,518
GrafTech International Ltd.	7,785	77,149
Graphic Packaging Holding Co.	16,617	216,021
HP, Inc.	5,373	100,368
Johnson & Johnson	2,327	305,186
KAR Auction Services, Inc.	3,844	216,110
KeyCorp	13,343	213,088
Laboratory Corp. of America Holdings*	1,499	243,752
Lear Corp.	990	117,840
Lowe's Cos., Inc.	1,202	112,123
Masco Corp.	3,236	113,001
McKesson Corp.	2,071	252,952
Medtronic PLC	3,699	342,453
Microsoft Corp.	5,321	658,101
Molson Coors Brewing Co., Class B	2,517	138,385
Mosaic Co. (The)	7,791	167,273

NetApp, Inc.	1,261	74,651
Oracle Corp.	7,835	396,451
Owens Corning	2,036	98,685
Parsley Energy, Inc., Class A*	8,724	155,549
Pfizer, Inc.	5,911	245,425
Pioneer Natural Resources Co.	1,447	205,416
ProPetro Holding Corp.*	4,146	80,515
PulteGroup, Inc.	7,184	222,704
Science Applications International Corp.	1,962	150,564
SYNNEX Corp.	1,184	102,665
TE Connectivity Ltd.	1,547	130,304
Tyson Foods, Inc., Class A	1,748	132,656
United Parcel Service, Inc., Class B	2,632	244,565
United Technologies Corp.	3,350	423,105
Verizon Communications, Inc.	9,233	501,813
Vistra Energy Corp.	12,423	292,686
Walt Disney Co. (The)	1,265	167,031
Wells Fargo & Co.	5,806	257,612
		12,309,444
TOTAL COMMON STOCKS
(Cost $21,518,279)		21,278,989
PREFERRED STOCKS—0.5%
Brazil—0.5%
Petroleo Brasileiro SA, 3.771%	20,700	134,784
TOTAL PREFERRED STOCKS
(Cost $138,147)		134,784
MUTUAL FUNDS—10.1%
United States—10.1%
Campbell Advantage Fund	250,000	2,500,000
TOTAL MUTUAL FUNDS
(Cost $2,500,000)		2,500,000

SHORT-TERM INVESTMENTS—24.4%
First American Treasury Obligations Fund, Class X, 2.31%(a)	6,013,375	6,013,375
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,013,375)		6,013,375
TOTAL INVESTMENTS—121.2%
(Cost $30,169,801)		29,927,148
LIABILITIES IN EXCESS OF OTHER ASSETS—(21.2)%		(5,239,442)
NET ASSETS—100.0%		$24,687,706

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	7 day yield as of May 31, 2019

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL EQUITY ADVANTAGE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Equity Advantage Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Bermuda	$322,585	$322,585	$-	$-
Canada	697,903	697,903	-	-
Denmark	314,268	-	314,268	-
France	1,365,967	-	1,365,967	-
Hong Kong	294,642	82,121	212,521	-
Hungary	84,865	-	84,865	-
Ireland	463,770	-	463,770	-
Japan	1,730,125	-	1,730,125	-
Mexico	89,050	89,050	-	-
Netherlands	711,891	115,931	595,960	-
South Korea	66,942	66,942	-	-
Spain	137,793	-	137,793	-
Switzerland	437,056	-	437,056	-
United Kingdom	2,252,688	435,714	1,816,974	-
United States	12,309,444	12,309,444	-	-
Preferred Stock
Brazil	134,784	-	134,784	-
Mutual Fund
United States	2,500,000	2,500,000	-	-
Short-Term Investments	6,013,375	6,013,375	-	-
Total Assets*	$29,927,148	$22,633,065	$7,294,083	$-

* Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in andout between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.  The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

As of May 31, 2019, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.